UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report December 31, 2009

WALL ST

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
Thomas Seto
Parametric Portfolio
Associates, LLC
Co-Portfolio Manager
David Stein, Ph.D.
Parametric Portfolio
Associates, LLC
Co-Portfolio Manager
•	Global equity markets continued to post strong returns during the six months ending December 31, 2009, as markets moved into positive territory from the depths of a global recession that began to reach historic proportions in the second half of 2008. Significant infusions of government monetary and fiscal stimulus helped moderate the economic downdraft early in 2009, with the world’s emerging-market economies initially leading the way. As investors transitioned from crisis mode to greater degrees of confidence, equities reversed their slide, establishing a bottom in March 2009 and bouncing back sharply throughout the second half of the calendar year.
•	Foreign equities in the developed world, as represented by the MSCI Europe, Australasia, and Far East (EAFE) Index, produced solid results for the six-month period, with the EAFE posting a 22.07% gain, in line with the 22.57% return of the S&P 500 Index, a proxy for the broad-based U.S. equity market. Within the developed world, equities in the Far East region – excluding those in Japan, an economy that continued to struggle – did quite well, while those in Europe experienced solid, but somewhat lower growth momentum during the period.

•	The stimulus-induced momentum in global equities was most pronounced in the emerging markets, which enjoyed robust performance in the second half of 2009, as measured by the MSCI Emerging Markets Index. The benchmark for the developing world’s equity markets recorded a gain of 31.24% for the period, ahead of the returns for both the EAFE and S&P 500. Equities in Brazil, Indonesia, India and Russia produced the best returns during the period, while those in Morocco and Argentina were the biggest laggards, both markets posting negative returns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Management Discussion
•	During the six-month period ending December 31, 2009, the Fund returned 28.87%, reflecting the strong performance of emerging markets stocks during the period that was illustrated by the Fund’s benchmark, the MSCI Emerging Markets Index (the “Index”). Many of the larger emerging markets economies performed well, benefiting from the positive momentum brought about by foreign stimulus and other aid programs, which helped bolster investor confidence and contributed to record net inflows into emerging markets equity funds.

•	The Fund underperformed the Index primarily due to structured underweights, relative to the Index, to Brazil and South Korea. Both of these countries had strong performance during the period. The Fund also had negative returns in Kuwait and Nigeria, neither of which are in the Index.

•	On the favorable side, the Fund’s significant underweight to China was beneficial, as China underperformed within the Index. The Fund’s structured sector allocation was beneficial in Russia, where the Fund’s holdings outperformed those in the Index. Overweight positions in strong-performing Hungary, Turkey, Indonesia and Mexico also contributed positively to the Fund’s relative returns during the six-month period.

Total Return Performance 6/30/09 – 12/31/09
Class I2	28.87%
MSCI Emerging Markets Index[1]	31.24
S&P/IFCI Emerging Markets Index[1]	31.38
Lipper Emerging Markets Funds Average[1]	30.48
See page 3 for more performance information, including after-tax returns.

[1]	The Fund’s primary benchmark changed from the S&P/IFCI Emerging Markets Index to the MSCI Emerging Markets Index on April 27, 2009, as the MSCI Emerging Markets Index was deemed to be a more appropriate primary benchmark for the Fund. It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index return reflects dividends net of any applicable foreign withholding taxes. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative. Class I is offered to certain investors at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009
PORTFOLIO COMPOSITION

Top 10 Holdings[1]

By net assets

America Movil SAB de CV, Series L	1.3%
OAO Gazprom ADR	1.2
Teva Pharmaceutical Industries, Ltd. ADR	1.1
Sberbank of Russian Federation	1.0
MTN Group, Ltd.	1.0
Samsung Electronics Co., Ltd.	1.0
Cemex SAB de CV, Series CPO	0.6
CEZ AS	0.6
POSCO	0.6
OTP Bank Rt.	0.5

[1]	Top 10 Holdings represented 8.9% of the Fund’s net assets as of 12/31/09. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Fund’s net assets as of 12/31/09. Excludes cash equivalents.
Regional Weightings3
By total common stocks

[3]	As a percentage of the Fund’s total common stocks as of 12/31/09.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended December 31, 2009)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	68.20%	16.35%	12.60%	15.70%
Return After Taxes on Distributions	68.21	16.13	12.06	15.16
Return After Taxes on Distributions and Sale of Fund Shares	44.92	14.55	11.06	14.06
Returns Reflecting the Redemption Fee (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	64.87%	15.93%	12.42%	15.54%
Return After Taxes on Distributions	64.88	15.70	11.87	14.99
Return After Taxes on Distributions and Sale of Fund Shares	42.76	14.17	10.89	13.91
Total Annual Operating Expenses (Class I)2

Expense Ratio	0.97%

[1]	Class I commenced operations on 6/30/98. The Fund’s performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

[2]	Source: Prospectus dated 11/1/09, as revised January 22, 2010.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 – December 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/09)	(12/31/09)	(7/1/09 – 12/31/09)

Actual
Class I	$1,000.00	$1,288.70	$5.48

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.40	$4.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2009.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Argentina — 0.9%

Aluar Aluminio Argentino SAIC	97,117	$98,676
Banco Macro Bansud SA, Class B	130,676	369,773
Banco Macro SA, Class B ADR	71,000	2,112,960
BBVA Banco Frances SA	76,594	163,309
BBVA Banco Frances SA ADR	23,099	145,293
Cresud SA ADR	129,731	1,865,532
Grupo Financiero Galicia SA, Class B(1)	89,316	50,547
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	593,280
IRSA Inversiones y Representaciones SA	119,544	116,429
IRSA Inversiones y Representaciones SA GDR	57,300	544,350
Ledesma SAAI	259,501	303,969
MercadoLibre, Inc.(1)	49,000	2,541,630
Molinos Rio de la Plata SA, Class B	92,923	291,072
Petrobras Energia SA ADR	72,987	1,140,787
Petrobras Energia SA, Class B	48,186	76,611
Siderar SAIC(1)	75,100	476,417
Telecom Argentina SA, Class B(1)	229,824	765,273
Telecom Argentina SA, Class B ADR(1)	181,200	3,047,784
Transportadora de Gas del Sur SA	252,923	146,468
Transportadora de Gas del Sur SA ADR	33,800	98,696

		$14,948,856

Botswana — 0.7%

Barclays Bank of Botswana	1,120,550	$1,117,678
Botswana Insurance Holdings Ltd.	298,665	461,577
First National Bank of Botswana	7,511,600	2,808,431
Letshego	420,300	942,045
Sechaba Breweries Ltd.	1,834,300	3,531,087
Sefalana Holding Co.	991,000	482,138
Standard Chartered Bank	850,790	2,049,642

		$11,392,598

Brazil — 6.3%

AES Tiete SA	15,327	$151,421
AES Tiete SA, PFC Shares	18,716	215,003
American Banknote SA	19,000	206,261
B2W Companhia Global do Varejo	20,200	554,601
Banco Bradesco SA	60,000	1,033,544
Banco Bradesco SA, PFC Shares	236,300	4,937,733
Banco do Brasil SA	56,600	965,548
Bombril SA, PFC Shares	100,000	506,031
Bradespar SA, PFC Shares	39,200	867,534
Brasil Telecom SA(1)	25,532	403,438
Brasil Telecom SA, PFC Shares(1)	116,635	1,122,134
Braskem SA, PFC Shares	16,000	129,397
BRF-Brasil Foods SA	76,783	2,000,945
Centrais Eletricas Brasileiras SA	44,000	918,415
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	57,482	1,047,288
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	29,675	1,108,253
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	1,381	51,575
Cia de Bebidas das Americas, PFC Shares	69,465	6,962,460
Cia de Companhia de Concessoes Rodoviarias (CCR)	40,000	916,485
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	458,137
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	768,759
Cia Energetica de Minas Gerais	9,928	139,140
Cia Energetica de Minas Gerais, PFC Shares	91,137	1,654,181
Cia Energetica de Sao Paulo, PFC Shares	23,500	324,357
Cia Paranaense de Energia-Copel, PFC Shares	36,800	782,925
Cia Siderurgica Nacional SA (CSN)	60,300	1,939,575
Contax Participacoes SA, PFC Shares	7,550	433,659
Cosan SA Industria e Comercio(1)	52,100	766,088
CPFL Energia SA	15,000	304,222
Cyrela Brazil Realty SA	85,724	1,206,340
Diagnosticos da America SA	19,400	635,041
Duratex SA	116,036	1,079,715
EDP-Energias do Brasil SA	16,600	319,891
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	457,120
Embratel Participacoes SA	37,424,000	322,435
Embratel Participacoes SA, PFC Shares	67,000,000	579,179
Empresa Brasileira de Aeronautica SA	152,532	833,187
Fibria Celulose SA(1)	19,771	443,911
Gafisa SA	47,400	768,855
Gerdau SA, PFC Shares	78,800	1,318,916
GVT Holding SA(1)	22,800	733,241
Investimentos Itau SA, PFC Shares	926,039	6,303,022
Itau Unibanco Holding SA, PFC Shares	324,892	7,220,029
JBS SA	164,700	881,679
Klabin SA, PFC Shares	47,000	143,349
Localiza Rent a Car SA	19,500	216,393
Lojas Americanas SA, PFC Shares	288,359	2,572,209
Lojas Renner SA	29,000	654,624
Lupatech SA(1)	13,700	213,644
Marcopolo SA, PFC Shares	46,300	179,509
Metalurgica Gerdau SA, PFC Shares	31,400	629,803
MRV Engenharia e Participacoes SA	117,600	952,418
Natura Cosmeticos SA	35,000	729,954
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,508,195
Petroleo Brasileiro SA	275,200	6,583,619
Petroleo Brasileiro SA ADR	187,400	7,943,886
Petroleo Brasileiro SA, PFC Shares	224,600	4,733,242
Randon Participacoes SA, PFC Shares	63,700	570,044

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Brazil (continued)

Souza Cruz SA	28,900	$958,796
Suzano Papel e Celulose SA	20,000	235,497
Tam SA, PFC Shares	12,600	276,534
Tele Norte Leste Participacoes SA	11,200	287,559
Tele Norte Leste Participacoes SA, PFC Shares	47,300	1,007,944
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	569,943
Telemar Norte Leste SA, PFC Shares	9,000	321,591
Telesp-Telecomunicacoes de Sao Paulo SA	5,050	110,108
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	457,983
Tim Participacoes SA(1)	30,104	123,632
Tim Participacoes SA, PFC Shares	88,232	259,476
Totvs SA	11,000	745,548
Tractebel Energia SA	41,300	510,735
Ultrapar Participacoes SA, PFC Shares	25,912	1,192,309
Usinas Siderurgicas de Minas Gerais SA	10,350	297,778
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	893,616
Vale SA	189,400	5,385,009
Vale SA, PFC Shares	328,292	7,957,451
Vivo Participacoes SA, PFC Shares	47,418	1,483,821
Weg SA	130,700	1,381,321

		$106,859,210

Bulgaria — 0.3%

Albena Invest Holding PLC	19,550	$87,136
Bulgarian American Credit Bank JSCO(1)	38,300	484,579
Bulgartabak Holding	3,450	43,477
CB First Investment Bank AD(1)	54,000	89,839
Chimimport AD(1)	487,988	950,680
Corporate Commercial Bank AD(1)	19,900	827,400
Doverie Holding AD(1)	40,000	105,947
Industrial Holding Bulgaria PLC(1)	157,774	198,132
Olovno Tzinkov Komplex AD(1)	33,800	349,774
Petrol AD(1)	76,205	407,893
Sopharma AD(1)	303,500	874,424
Vivacom	32,300	75,406

		$4,494,687

Chile — 3.2%

Administradora de Fondos de Pensiones Provida SA ADR	9,800	$444,430
AES Gener SA	982,700	443,469
Almendral SA	7,092,000	733,727
Antarchile SA, Series A	28,200	516,819
Banco de Chile	7,328,779	656,694
Banco de Chile ADR	21,946	1,182,889
Banco de Credito e Inversiones	62,663	2,092,965
Banco Santander Chile SA	6,125,600	369,986
Banco Santander Chile SA ADR	47,622	3,084,953
Cap SA	12,000	353,532
Cencosud SA	857,500	2,901,424
Cia Cervecerias Unidas SA ADR	37,800	1,474,956
Cia Electro Metalurgica SA	17,500	207,779
Cia General de Electricidad SA	116,110	784,821
Cia SudAmericana de Vapores SA(1)	665,256	485,717
Colbun SA	4,658,500	1,188,838
Corpbanca SA	83,071,400	671,185
Corpbanca SA ADR	17,000	720,800
Embotelladora Andina SA, Series A ADR	25,100	425,445
Embotelladora Andina SA, Series B ADR	48,900	997,560
Empresa Nacional de Electricidad SA	222,900	377,759
Empresa Nacional de Electricidad SA ADR	61,159	3,074,463
Empresas CMPC SA	48,400	1,926,653
Empresas Copec SA	345,800	5,172,179
Empresas La Polar SA	88,300	503,386
Enersis SA	1,248,200	569,432
Enersis SA ADR	137,171	3,135,729
ENTEL SA	77,200	1,117,875
Grupo Security SA	1,066,690	309,213
Invercap SA	51,300	384,156
Inversiones Aguas Metropolitanas SA	211,100	253,345
Lan Airlines SA	44,000	750,892
Lan Airlines SA ADR	80,500	1,341,935
Madeco SA	4,859,800	306,461
Madeco SA ADR	105,700	650,055
Masisa SA	7,040,250	1,040,534
Minera Valparaiso SA	28,200	889,152
Parque Arauco SA	498,800	570,113
Quinenco SA	223,900	474,318
S.A.C.I. Falabella SA	723,600	4,270,730
Salfacorp SA	95,700	163,885
SM-Chile SA, Class B	2,793,600	368,792
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,446,984
Sociedad Quimica y Minera de Chile SA	20,950	881,432
Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	2,149,004
Sonda SA	483,700	753,026
Vina Concha y Toro SA ADR	31,000	1,289,910

		$53,909,402

China — 6.1%

Air China, Ltd., Class H(1)	300,000	$232,571
Aluminum Corp. of China Ltd., Class H(1)	696,000	759,058
Angang Steel Co., Ltd., Class H	428,000	935,479
Anhui Conch Cement Co., Ltd., Class H	110,000	703,600
Baidu, Inc. ADR(1)	4,800	1,973,904

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

China (continued)

Bank of China, Ltd., Class H	3,953,000	$2,124,308
Beijing Capital International Airport Co., Ltd., Class H(1)	236,000	154,960
Beijing Enterprises Holdings, Ltd.	119,000	861,888
Beijing North Star Co., Ltd., Class H	1,580,000	554,103
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	415,886
BYD Co., Ltd., Class H(1)	266,000	2,333,397
Chaoda Modern Agriculture Holdings, Ltd.	231,660	247,194
China Agri-Industries Holdings, Ltd.	725,000	947,218
China CITIC Bank, Class H	384,000	325,043
China Communications Construction Co., Ltd., Class H	718,000	682,220
China Communications Services Corp., Ltd., Class H	268,000	131,185
China Construction Bank, Class H	3,489,000	2,980,112
China COSCO Holdings Co., Ltd., Class H	323,150	393,741
China Dongxiang Group Co.	520,000	401,894
China Everbright, Ltd.	456,000	1,118,992
China Foods, Ltd.	460,000	411,565
China International Marine Containers Co., Ltd., Class B	163,812	205,393
China Life Insurance Co., Ltd., Class H	1,164,000	5,703,196
China Mengniu Dairy Co., Ltd.(1)	143,000	511,086
China Merchants Holdings International Co., Ltd.	824,000	2,658,171
China Merchants Property Development Co., Ltd.	588,654	1,378,240
China Mobile, Ltd.	862,900	8,028,856
China Oilfield Services, Ltd., Class H	564,000	671,820
China Overseas Land & Investment, Ltd.	828,360	1,733,535
China Petroleum & Chemical Corp., Class H	3,974,000	3,506,333
China Railway Construction Corp., Class H	404,000	514,281
China Railway Group, Ltd., Class H(1)	400,000	309,970
China Resources Enterprise, Ltd.	414,000	1,506,665
China Resources Power Holdings Co., Ltd.	209,000	414,035
China Shenhua Energy Co., Ltd., Class H	371,000	1,800,947
China Southern Airlines Co., Ltd., Class H(1)	562,500	174,021
China Telecom Corp., Ltd., Class H	1,950,000	806,358
China Travel International Investment Hong Kong, Ltd.	800,000	237,600
China Unicom, Ltd.	710,290	932,088
China Vanke Co., Ltd., Class B	1,185,417	1,481,217
China Yurun Food Group, Ltd.	338,000	1,000,477
Chongqing Changan Automobile Co., Ltd., Class B	723,024	730,836
CNOOC, Ltd.	2,097,500	3,262,425
Cosco Pacific, Ltd.	122,000	155,141
Ctrip.com International, Ltd. ADR(1)	14,600	1,049,156
Dazhong Transportation Group Co., Ltd., Class B	633,875	515,245
Denway Motors, Ltd.	1,892,000	1,197,662
Dongfeng Motor Corp., Class H	1,298,000	1,853,499
FU JI Food & Catering Services(1)(2)	133,000	0
Guangdong Electric Power Development Co., Ltd., Class B	264,000	156,145
Guangdong Investment, Ltd.	374,000	217,817
Guangdong Provincial Expressway Development Co., Ltd., Class B	234,960	121,201
Hangzhou Steam Turbine Co., Ltd., Class B	210,236	468,968
Industrial & Commercial Bank of China, Ltd., Class H	5,361,000	4,415,122
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	165,600	133,236
Jiangsu Expressway Co., Ltd., Class H	352,000	314,276
Jiangxi Copper Co., Ltd., Class H	432,000	1,010,299
Kingboard Chemical Holdings, Ltd.	164,000	650,339
Lenovo Group, Ltd.	822,000	510,460
Li Ning Co., Ltd.	215,000	815,240
Lianhua Supermarket Holdings Ltd., Class H	130,000	391,166
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	1,004,560
NetEase.com, Inc. ADR(1)	13,900	522,779
Parkson Retail Group, Ltd.	290,000	511,062
PetroChina Co., Ltd., Class H	2,824,300	3,357,665
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	348,989
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	2,895,488
Qingling Motors Co., Ltd., Class H	1,448,966	349,028
Shanghai Diesel Engine Co., Ltd., Class B	534,000	442,733
Shanghai Electric Group Co., Ltd., Class H	460,000	212,687
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	236,114
Shanghai Industrial Holdings, Ltd.	175,000	889,879
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	994,713
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	288,016
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	863,200	728,803
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	254,531
SINA Corp.(1)	9,000	406,620
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,628,000	639,435
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	873,785
Tencent Holdings, Ltd.	140,800	3,048,797
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,929,805
Travelsky Technology, Ltd., Class H	812,000	818,435
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,231,816
Want Want China Holdings, Ltd.	1,454,000	1,015,377
Wumart Stores, Inc., Class H	156,000	244,689
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	921,043
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,199,940
Zhejiang Expressway Co., Ltd., Class H	186,000	171,383
Zijin Mining Group Co., Ltd., Class H	656,000	621,809
ZTE Corp., Class H	328,120	2,025,750

		$104,416,571

Colombia — 0.9%

Almacenes Exito SA	109,834	$1,044,827
Banco de Bogota	14,000	231,111
Bancolombia SA ADR, PFC Shares	53,000	2,412,030
Cementos Argos SA	167,900	885,626
Cia Colombiana de Inversiones SA	39,126	978,389
Cia de Cemento Argos SA	271,300	2,517,558

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Colombia (continued)

Grupo Aval Acciones y Valores SA	1,192,000	$448,274
Grupo de Inversiones Suramericana	126,600	1,517,345
Grupo Nacional de Chocolates SA	156,400	1,599,520
Interconexion Electrica SA	470,000	2,979,536
Proenergia Internacional(1)(2)	27,000	0
Promigas SA	27,000	474,725
Tableros y Maderas de Caldas	54,336,100	157,369
Textiles Fabricato Tejicondor SA(1)	15,075,500	220,150

		$15,466,460

Croatia — 0.8%

Adris Grupa DD, PFC Shares	27,150	$1,368,662
Atlantska Plovidba DD	14,310	2,633,608
Croatia Osiguranje DD(1)	160	155,993
Dalekovod DD(1)	9,520	595,401
Ericsson Nikola Tesla	3,410	886,773
Hrvatske Telekomunikacije DD	78,350	4,205,231
INA Industrija Nafte DD(1)	700	223,840
Institut IGH DD	1,710	855,384
Koncar-Elektroindustrija DD(1)	2,370	196,616
Kras DD(1)	1,645	101,079
Petrokemija DD(1)	5,250	137,032
Podravka Prehrambena Industija DD(1)	17,450	1,011,502
Privredna Banka Zagreb DD(1)	3,310	362,307
Riviera Holding DD(1)	3,830	122,560
Tankerska Plovidba DD	290	83,827

		$12,939,815

Czech Republic — 1.4%

CEZ AS	210,270	$9,872,872
Komercni Banka AS	20,800	4,456,980
Komercni Banka AS GDR	27,154	1,935,274
New World Resources NV, Class A	267,600	2,352,948
Philip Morris CR AS	1,660	799,356
Telefonica 02 Czech Republic AS	106,500	2,429,910
Unipetrol AS(1)	204,200	1,552,036

		$23,399,376

Egypt — 1.5%

Alexandria Mineral Oils Co.	49,000	$334,669
Arab Cotton Ginning(1)	733,000	544,273
Commercial International Bank	251,945	2,497,741
Credit Agricole Egypt	38,690	73,649
Eastern Tobacco	55,400	1,148,471
Egypt Kuwaiti Holding Co.	483,959	964,374
Egyptian Financial & Industrial Co.	137,064	514,607
Egyptian Financial Group-Hermes Holding SAE	263,800	1,200,747
Egyptian for Tourism Resorts(1)	2,293,300	683,453
Egyptian International Pharmaceutical Industrial Co.	40,120	241,386
El Ezz Aldekhela Steel Alexa Co.	3,050	410,578
El Ezz Steel Rebars SAE	334,800	1,038,445
El Sewedy Cables Holding Co.	60,900	750,664
El Watany Bank of Egypt	43,866	320,152
International Hotel Holdings(1)	11,863	93,221
Maridive & Oil Services SAE	189,900	744,736
Medinet Nasr for Housing	56,250	278,864
Misr Cement	18,251	282,878
MobiNil-Egyptian Co. for Mobil Services	32,978	1,446,980
National Societe General Bank	35,065	191,012
Olympic Group Financial Investments	67,971	337,748
Orascom Construction Industries (OCI)	107,301	4,791,052
Orascom Telecom Holding SAE	483,900	2,203,073
Oriental Weavers Co.	35,464	213,010
Palm Hills Developments SAE(1)	275,000	380,731
Pioneers Holding	231,800	264,823
Sidi Kerir Petrochemicals Co.	367,800	697,746
Six of October Development & Investment Co.(1)	17,000	244,917
South Valley Cement(1)	365,000	455,901
Suez Cement Co.	42,400	353,961
Talaat Moustafa Group(1)	470,000	596,361
Telecom Egypt	385,000	1,279,397
Torah Portland Cement Co.	12,900	74,059

		$25,653,679

Estonia — 0.7%

AS Baltika(1)	310,189	$323,250
AS Merko Ehitus	137,000	988,927
AS Nordecon International	391,612	886,992
AS Norma	25,000	140,493
AS Olympic Entertainment Group(1)	2,739,999	3,027,645
AS Tallink Group, Ltd.(1)	9,131,730	4,831,772
AS Tallinna Kaubamaja	264,300	1,360,941
AS Tallinna Vesi	35,235	503,517

		$12,063,537

Ghana — 0.3%

Aluworks Ghana, Ltd.(1)	1,810,900	$556,519
CAL Bank, Ltd.	3,266,254	456,260
Ghana Commercial Bank, Ltd.	1,384,370	715,512
HFC Bank Ghana, Ltd.	3,899,473	1,688,614
Produce Buying Co., Ltd.	650,000	86,258
SSB Bank, Ltd.(1)	740,000	232,583

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Ghana (continued)

Standard Chartered Bank of Ghana, Ltd.	34,600	$724,987
Unilever Ghana, Ltd.	249,000	591,304

		$5,052,037

Hungary — 1.6%

Danubius Hotel & Spa Rt.(1)	5,440	$102,368
EGIS Rt.	6,478	644,291
FHB Mortgage Bank Rt.(1)	18,000	123,503
Magyar Telekom Rt	1,058,234	4,104,343
Magyar Telekom Rt. ADR	37,300	712,430
MOL Hungarian Oil & Gas Rt.(1)	70,745	6,376,685
OTP Bank Rt.(1)	326,000	9,339,698
PannErgy PLC(1)	26,700	113,080
Richter Gedeon Rt.	25,022	5,679,677

		$27,196,075

India — 6.0%

Aban Offshore, Ltd.	4,700	$128,811
ACC, Ltd.	28,800	540,414
Adani Exports, Ltd.	29,200	268,706
Aditya Birla Nuvo, Ltd.	14,406	270,494
Allahabad Bank, Ltd.	64,000	172,192
Amtek Auto, Ltd.	38,500	143,215
Andhra Bank	55,000	122,931
Apollo Hospitals Enterprise, Ltd.	15,700	219,041
Asea Brown Boveri India, Ltd.	18,700	308,529
Ashok Leyland, Ltd.	123,000	129,634
Asian Paints, Ltd.	8,000	307,699
Axis Bank, Ltd.	88,800	1,873,342
Bajaj Auto, Ltd.	11,100	417,800
Bajaj Auto, Ltd. GDR(1)(3)	7,202	271,582
Bajaj Finserv, Ltd. GDR(1)(3)	7,202	53,487
Bajaj Hindusthan, Ltd.	59,700	288,768
Bajaj Holdings & Investment, Ltd.	11,100	147,703
Balrampur Chini Mills, Ltd.	145,600	412,881
Bank of India	43,100	355,246
BEML, Ltd.	5,000	120,580
Bharat Electronics, Ltd.	5,000	208,568
Bharat Forge, Ltd.	42,200	246,880
Bharat Heavy Electricals, Ltd.	36,500	1,876,445
Bharat Petroleum Corp., Ltd.	14,000	190,992
Bharti Airtel, Ltd.	587,700	4,167,031
Biocon, Ltd.	38,400	226,612
Bombay Dyeing & Manufacturing Co., Ltd.	16,100	139,404
Cairn India, Ltd.(1)	104,200	629,268
Canara Bank, Ltd.	21,500	178,725
Century Textiles & Industries, Ltd.	12,000	134,784
Cipla, Ltd.	161,400	1,160,943
Colgate-Palmolive (India), Ltd.	13,000	184,706
Container Corp. of India, Ltd.	9,000	256,618
Corporation Bank	17,000	152,929
Crompton Greaves, Ltd.	38,800	355,894
Cummins India, Ltd.	23,000	210,608
Dabur India, Ltd.	139,000	470,933
Divi’s Laboratories, Ltd.	14,000	202,340
Dr. Reddy’s Laboratories, Ltd.	13,300	324,957
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	648,828
EIH, Ltd.	52,500	155,113
Essar Oil, Ltd.(1)	178,500	532,701
Financial Technologies India, Ltd.	3,500	100,229
Gail India, Ltd.	80,250	712,884
Gail India, Ltd. GDR	25,050	1,327,650
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	275,654
Glenmark Pharmaceuticals, Ltd.	28,000	165,150
GMR Infrastructure(1)	195,600	278,869
Grasim Industries, Ltd. GDR(3)	13,300	708,890
Great Eastern Shipping Co., Ltd. (The)	15,200	90,980
GTL, Ltd.	34,000	284,074
Gujarat Ambuja Cements, Ltd.	159,800	359,269
HCL Technologies, Ltd.	49,700	394,559
HDFC Bank, Ltd.	51,200	1,868,828
HDFC Bank, Ltd. ADR	7,700	1,001,616
Hero Honda Motors, Ltd.	31,942	1,178,956
Hindalco Industries, Ltd.	201,210	693,517
Hindustan Construction, Ltd.	71,300	222,920
Hindustan Lever, Ltd.	383,709	2,175,107
Hindustan Petroleum Corp., Ltd.	18,000	150,938
Hindustan Zinc, Ltd.	19,900	516,089
Housing Development & Infrastructure, Ltd.(1)	154,485	1,194,862
Housing Development Finance Corp., Ltd.	89,000	5,115,354
I-Flex Solutions, Ltd.(1)	4,000	199,205
ICICI Bank, Ltd.	84,100	1,581,406
ICICI Bank, Ltd. ADR	21,000	791,910
IDBI Bank, Ltd.	74,000	202,326
Idea Cellular, Ltd.(1)	98,000	121,326
India Cements, Ltd.	48,000	127,287
Indiabulls Financial Services, Ltd.	17,000	45,583
Indiabulls Real Estate, Ltd.(1)	17,000	82,550
Indian Hotels Co., Ltd.	65,820	145,258
Indian Oil Corp., Ltd.	22,000	144,349
Infosys Technologies, Ltd.	147,951	8,245,624
Infrastructure Development Finance Co., Ltd.	271,900	900,783
ITC, Ltd.	611,900	3,293,223
ITC, Ltd. GDR(3)	310,700	1,678,187

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

India (continued)

IVRCL Infrastructures & Projects, Ltd.	21,600	$162,044
Jain Irrigation Systems, Ltd.	12,700	237,941
Jaiprakash Associates, Ltd.	163,650	515,484
Jammu & Kashmir Bank, Ltd.	12,000	147,165
Jindal Steel & Power, Ltd.	90,000	1,358,796
JSW Steel, Ltd.	17,000	368,572
Kotak Mahindra Bank, Ltd.	32,000	551,902
Lanco Infratech, Ltd.(1)	59,900	740,728
Larsen & Toubro, Ltd.	38,200	1,375,070
Larsen & Toubro, Ltd. GDR	48,000	1,759,200
LIC Housing Finance, Ltd.	30,000	527,246
Lupin, Ltd.	14,300	451,961
Mahanagar Telephone Nigam, Ltd. ADR	38,500	118,195
Mahindra & Mahindra, Ltd.	70,700	1,642,543
Maruti Suzuki India, Ltd.	50,500	1,692,134
Motor Industries Co., Ltd.	3,900	387,294
Mphasis, Ltd.	27,000	417,277
Mundra Port & Special Economic Zone, Ltd.	18,500	219,426
Nagarjuna Construction Co., Ltd.	37,800	134,178
National Aluminium Co., Ltd.	24,000	215,640
Nestle India, Ltd.	12,100	660,095
Neyveli Lignite Corp., Ltd.	78,000	256,709
Nicholas Piramal India, Ltd.	21,000	166,255
NTPC, Ltd.	373,300	1,892,814
Oil & Natural Gas Corp., Ltd.	75,950	1,922,757
Patni Computer Systems, Ltd.	14,000	145,299
Petronet LNG, Ltd.	94,000	143,373
Power Grid Corp. of India, Ltd.	259,700	611,922
Punj Lloyd, Ltd.	28,800	125,889
Punjab National Bank, Ltd.	13,000	252,910
Ranbaxy Laboratories, Ltd. GDR(1)	20,500	223,450
Reliance Capital, Ltd.	62,100	1,139,863
Reliance Communications, Ltd.	248,300	913,983
Reliance Communications, Ltd. GDR(4)	42,816	158,578
Reliance Industries, Ltd.	319,512	7,484,829
Reliance Industries, Ltd. GDR(4)	42,816	1,990,944
Reliance Infrastructure, Ltd.	49,700	1,224,744
Reliance Infrastructure, Ltd. GDR(1)	5,900	381,792
Reliance Natural Resources, Ltd.(1)	408,500	609,282
Reliance Power, Ltd.(1)	63,800	212,020
Sesa Goa, Ltd.	100,000	868,982
Shipping Corp. of India, Ltd.	49,500	156,945
Siemens India, Ltd.	37,200	462,064
State Bank of India	17,700	860,659
State Bank of India GDR	25,100	2,469,464
Steel Authority of India, Ltd.	156,000	799,633
Sterlite Industries (India), Ltd.	12,000	221,271
Sun Pharmaceuticals Industries, Ltd.	24,800	808,707
Syndicate Bank	66,000	134,894
Tata Chemicals, Ltd.	22,000	150,853
Tata Communications, Ltd. ADR	11,100	160,395
Tata Consultancy Services, Ltd.	75,980	1,222,671
Tata Motors, Ltd. ADR	19,800	333,828
Tata Power Co., Ltd.	61,000	1,794,538
Tata Tea, Ltd.	15,600	316,093
Tata Teleservices Maharashtra, Ltd.(1)	280,840	160,125
Titan Industries, Ltd.	6,000	181,617
Ultra Tech Cement, Ltd.	7,000	136,590
United Breweries, Ltd.	38,000	136,005
United Phosphorus, Ltd.	40,000	149,460
United Spirits, Ltd.	7,000	188,461
Videsh Sanchar Nigam, Ltd.	12,000	86,565
Voltas, Ltd.	86,500	318,819
Wipro, Ltd.	61,000	888,775
Wipro, Ltd. ADR	13,100	291,737
Zee Entertainment Enterprises, Ltd.	121,000	659,408

		$103,082,609

Indonesia — 3.6%

Aneka Tambang Tbk PT	8,587,500	$2,003,588
Astra Argo Lestari Tbk PT	420,000	1,010,822
Astra International Tbk PT	2,327,500	8,556,807
Bakrie Sumatera Plantations Tbk PT	10,258,500	624,127
Bakrie Telecom PT(1)	4,350,000	67,065
Bank Central Asia Tbk PT	9,779,500	5,005,801
Bank Danamon Indonesia Tbk PT	2,391,681	1,144,714
Bank Mandiri Tbk PT	5,487,000	2,704,428
Bank Negara Indonesia Persero Tbk PT	2,149,000	450,323
Bank Pan Indonesia Tbk PT(1)	3,525,272	286,374
Bank Rakyat Indonesia PT	4,290,000	3,448,014
Barito Pacific Tbk PT(1)	5,662,500	798,785
Berlian Laju Tanker Tbk PT	1,666,666	114,799
Bumi Resources Tbk PT	14,544,000	3,703,101
Energi Mega Persada Tbk PT(1)	3,938,000	80,384
Gudang Garam Tbk PT	763,500	1,743,930
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	619,733
Indocement Tunggal Prakarsa Tbk PT	1,149,500	1,661,647
Indofood Sukses Makmur Tbk PT	6,576,500	2,471,370
Indosat Tbk PT	1,592,500	792,561
International Nickel Indonesia Tbk PT	2,462,000	951,573
Kalbe Farma Tbk PT	5,352,500	733,324
Lippo Karawaci Tbk PT(1)	6,000,000	321,393
Matahari Putra Prima Tbk PT(1)	1,600,000	149,323
Medco Energi Internasional Tbk PT	1,397,000	363,016
Perusahaan Gas Negara PT	8,674,000	3,584,323

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Indonesia (continued)

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000	$399,832
Ramayana Lestari Sentosa Tbk PT	4,100,000	265,980
Semen Gresik (Persero) Tbk PT	2,655,000	2,114,636
Tambang Batubara Bukit Asam Tbk PT	948,000	1,726,202
Telekomunikasi Indonesia Tbk PT	5,845,160	5,818,421
Unilever Indonesia Tbk PT	1,343,700	1,558,538
United Tractors Tbk PT	3,996,000	6,543,989

		$61,818,923

Israel — 3.2%

Alony Hetz Properties & Investments, Ltd.	75,200	$285,663
Alvarion, Ltd.(1)	34,900	123,953
Avner Oil & Gas, Ltd.	1,712,500	628,101
Bank Hapoalim B.M.(1)	578,352	2,515,666
Bank Leumi Le-Israel(1)	711,324	3,250,950
Bezeq Israeli Telecommunication Corp., Ltd.	1,049,538	2,646,188
Cellcom Israel, Ltd.	40,500	1,298,430
Ceragon Networks, Ltd.(1)	20,600	241,844
Check Point Software Technologies, Ltd.(1)	100,141	3,392,777
Clal Industries, Ltd.	21,900	123,171
Clal Insurance Enterprise Holdings, Ltd.(1)	14,800	319,924
Delek Automotive Systems, Ltd.	17,000	189,176
Delek Group, Ltd.	3,140	634,906
Discount Investment Corp.	17,150	401,158
Elbit Imaging, Ltd.(1)	3,900	84,387
Elbit Systems, Ltd.	16,200	1,047,992
EZchip Semiconductor, Ltd.(1)	15,100	182,559
First International Bank of Israel, Ltd.(1)	9,100	151,571
Gazit Globe (1982), Ltd.	29,000	283,512
Gilat Satellite Networks, Ltd.(1)	18,600	85,857
Harel Insurance Investments & Financial Services, Ltd.(1)	11,500	569,996
Housing & Construction Holdings, Ltd.	85,800	172,773
IDB Holding Corp., Ltd.	7,103	210,575
Israel Chemicals, Ltd.	381,215	5,005,766
Israel Corp., Ltd.(1)	2,650	1,902,795
Israel Discount Bank, Ltd., Series A(1)	362,800	855,836
Isramco Negev 2, LP(1)	8,628,840	1,220,844
Koor Industries, Ltd.	10,923	316,616
Makhteshim-Agan Industries, Ltd.	208,657	990,915
Migdal Insurance & Financial, Ltd. Holdings(1)	182,400	333,717
Mizrahi Tefahot Bank, Ltd.(1)	92,500	844,412
Ness Technologies, Inc.(1)	18,800	92,120
NICE Systems, Ltd.(1)	41,100	1,273,703
Oil Refineries, Ltd.(1)	629,500	318,643
Orbotech, Ltd.(1)	10,000	93,700
Ormat Industries, Ltd.	55,900	507,288
Osem Investment, Ltd.	21,301	296,622
Partner Communications Co., Ltd.	53,560	1,085,600
Strauss Group, Ltd.	17,400	259,319
Supersol, Ltd.	68,000	346,012
Teva Pharmaceutical Industries, Ltd.	23,099	1,298,023
Teva Pharmaceutical Industries, Ltd. ADR	332,000	18,651,760

		$54,534,820

Jordan — 0.7%

Arab Bank PLC	259,785	$4,443,070
Arab East Investment(1)	86,087	113,482
Arab Potash Co. PLC	29,900	1,530,718
Bank of Jordan	55,600	168,328
Capital Bank of Jordan(1)	441,300	972,699
Jordan Ahli Bank	69,300	148,832
Jordan Petroleum Refinery	75,200	720,534
Jordan Phosphate Mines	21,100	534,440
Jordan Steel	81,500	274,536
Jordan Telecom Corp.	67,000	489,424
Jordanian Electric Power Co.	108,801	641,046
Lafarge Jordan Cement	24,700	247,785
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	340,900	709,496
Taameer Jordan Co.(1)	273,800	181,824
Union Investment Corp.(1)	49,900	114,218
Union Land Development(1)	156,800	345,614
United Arab Investors(1)	623,700	380,092

		$12,016,138

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	283,400	$4,151,117
Kazakhmys PLC(1)	214,800	4,548,079
KazMunaiGas Exploration Production GDR	186,226	4,610,763

		$13,309,959

Kenya — 0.7%

Athi River Mining, Ltd.	561,200	$850,864
Bamburi Cement Co., Ltd.	366,541	753,861
Barclays Bank of Kenya, Ltd.	1,664,880	993,221
East African Breweries, Ltd.	1,812,440	3,477,916
Equity Bank, Ltd.	4,185,400	791,832
ICDC Investment Co.(1)	808,000	122,505
KenolKobil, Ltd.	238,000	156,889
Kenya Airways, Ltd.	1,127,600	531,466
Kenya Commercial Bank, Ltd.	6,740,400	1,827,075
Kenya Electricity Generating Co., Ltd.	1,242,800	212,185
Kenya Power & Lighting, Ltd.	112,650	212,379

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Kenya (continued)

Mumias Sugar Co., Ltd.	2,730,114	$246,556
Nation Media Group, Ltd.	179,346	281,004
NIC Bank, Ltd.	582,595	243,079
Safaricom, Ltd.	19,565,900	1,173,696
Standard Chartered Bank Kenya, Ltd.	293,420	619,013

		$12,493,541

Kuwait — 1.4%

Aerated Concrete Industries Co.	105,000	$141,743
Agility(1)	410,000	812,838
Al Ahli Bank of Kuwait KSC	63,000	111,932
Al Safat Investment Co.(1)	1,140,000	438,279
Al Safwa Group Co.(1)	2,320,000	403,917
Al-Mazaya Holding Co.(1)	99,000	41,731
Boubyan Bank KSC(1)	405,000	705,452
Boubyan Petrochemicals Co.	1,190,000	1,699,704
Burgan Bank SAK(1)	468,000	554,328
Commercial Bank of Kuwait SAK	165,000	534,576
Commercial Real Estate Co. KSCC(1)	363,800	152,085
Global Investment House KSCC(1)	671,500	230,359
Gulf Bank(1)	780,000	815,189
Gulf Cable & Electrical Industries	110,000	621,389
Investment Dar Co.(1)	125,000	33,531
Kuwait Finance House KSC	604,000	2,314,579
Kuwait Foods Co. (Americana)	87,500	446,062
Kuwait International Bank(1)	518,000	328,544
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	225,745
Kuwait Projects Co. Holdings KSC	350,000	586,744
Kuwait Real Estate Co.(1)	840,000	199,979
Mabanee Co. SAKC(1)	250,000	609,341
Mena Holding Group(1)	500,000	592,231
Mobile Telecommunications Co.	1,270,000	4,512,803
National Bank of Kuwait SAK	747,750	2,921,297
National Industries Group Holding(1)	2,297,500	2,434,622
National Investment Co.(1)	365,000	464,118
National Mobile Telecommunication Co. KSC	60,000	321,895
National Real Estate Co.(1)	569,800	390,952
Qurain Holding Co.(1)	760,000	86,048
Sultan Center Food Products Co.(1)	580,000	425,809

		$24,157,822

Latvia — 0.0%

Grindeks(1)	12,000	$91,435
Latvian Shipping Co.(1)	96,000	77,607

		$169,042

Lebanon — 0.3%

Banque Audi sal-Audi Saradar Group	3,261	$277,185
Byblos Bank	200,476	418,995
Solidere	163,550	3,941,601

		$4,637,781

Lithuania — 0.3%

Apranga PVA(1)	363,680	$415,492
Bankas Snoras(1)	1,869,249	776,635
Invalda PVA(1)	70,800	54,129
Klaipedos Nafta PVA	1,576,663	616,754
Lietuvos Dujos	200,000	174,118
Lietuvos Energija(1)	37,000	36,253
Panevezio Statybos Trestas	323,592	508,523
Pieno Zvaigzdes	94,000	114,132
Rokiskio Suris(1)	177,000	219,099
Rytu Skirstomieji Tinklai(1)	141,300	107,173
Sanitas(1)	17,500	69,025
Siauliu Bankas(1)	441,032	205,752
Ukio Bankas Commercial Bank(1)	3,320,291	1,465,800

		$4,762,885

Malaysia — 2.9%

Affin Holdings Bhd	236,000	$173,036
Airasia Bhd(1)	851,000	341,651
Alliance Financial Group Bhd	330,800	260,452
AMMB Holdings Bhd	615,900	896,144
Astro All Asia Networks PLC	346,000	302,086
Batu Kawan Bhd	100,300	300,642
Berjaya Corp. Bhd	1,548,100	589,464
Berjaya Sports Toto Bhd	445,097	563,719
British American Tobacco Malaysia Bhd	73,000	911,198
Bursa Malaysia Bhd	142,000	329,610
CIMB Group Holdings Bhd	708,633	2,651,772
Dialog Group Bhd	599,760	229,673
Digi.com Bhd	133,400	855,113
EON Capital Bhd	111,000	221,198
Gamuda Bhd	1,636,000	1,239,294
Genting Bhd	1,069,800	2,280,258
Genting Plantations Bhd	121,000	219,760
Guinness Anchor Bhd	67,000	135,996
Hong Leong Bank Bhd	252,400	598,024
Hong Leong Financial Group Bhd	61,500	133,532
IGB Corp. Bhd(1)	312,000	181,045
IJM Corp. Bhd	882,920	1,151,865
IOI Corp. Bhd	1,381,268	2,199,453
Kencana Petroleum Bhd	800,000	563,080

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Malaysia (continued)

Kinsteel Bhd	525,000	$138,615
KLCC Property Holdings Bhd	250,000	250,503
KNM Group Bhd	3,892,300	867,177
Kuala Lumpur Kepong Bhd	183,850	884,075
Kulim (Malaysia) Bhd	115,700	254,445
Lafarge Malayan Cement Bhd	468,660	852,256
Landmarks Bhd(1)	576,800	207,199
Lion Industries Corp. Bhd	436,600	173,176
Malayan Banking Bhd	1,152,486	2,301,791
Malaysian Airline System Bhd(1)	683,133	540,838
Malaysian Bulk Carriers Bhd	205,000	192,342
Malaysian Pacific Industries Bhd	73,000	113,485
Malaysian Resources Corp. Bhd(1)	451,200	179,237
Media Prima Bhd	242,300	118,178
MISC Bhd	112,000	276,283
MISC Bhd(5)	324,200	795,174
MMC Corp. Bhd	662,000	468,100
Muhibbah Engineering (M) Bhd	639,400	185,569
Multi-Purpose Holdings Bhd	430,540	234,436
OSK Holdings Bhd	218,000	108,419
Parkson Holdings Bhd	564,973	874,330
Petra Perdana Bhd	322,567	136,020
Petronas Dagangan Bhd	374,700	952,071
Petronas Gas Bhd	135,300	389,871
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	700,900	667,706
PPB Group Bhd	252,000	1,171,578
Public Bank Bhd	702,398	2,308,899
Resorts World Bhd	1,613,100	1,318,296
RHB Capital Bhd	260,500	402,027
SapuraCrest Petroleum Bhd	650,000	466,608
Shell Refining Co. Bhd	201,100	617,866
Sime Darby Bhd	1,980,809	5,175,043
Sino Hua-An International Bhd(1)	2,699,600	386,245
SP Setia Bhd	380,100	434,187
Star Publications (M) Bhd	104,000	96,589
Ta Ann Holdings Bhd	137,280	192,312
TA Enterprise Bhd	386,000	79,100
TA Global Bhd(1)	231,600	30,100
TA Global Bhd, PFC Shares	231,600	23,674
Tan Chong Motor Holdings Bhd	219,000	198,933
Tanjong PLC	146,400	718,767
Telekom Malaysia Bhd	845,000	753,680
Tenaga Nasional Bhd	846,025	2,069,707
Titan Chemicals Corp. Bhd(1)	940,500	333,389
TM International Bhd(1)	1,330,375	1,182,954
Top Glove Corp. Bhd	105,000	308,234
Uchi Technologies Bhd	237,400	92,684
UMW Holdings Bhd	114,000	211,181
Unisem (M) Bhd	215,000	102,288
Wah Seong Corp. Bhd	330,000	225,586
WCT Bhd	699,500	529,326
YTL Corp. Bhd	255,391	543,565
YTL Power International Bhd	880,699	575,739

		$50,037,918

Mauritius — 0.7%

Ireland Blyth, Ltd.	64,209	$85,888
Mauritius Commercial Bank	1,071,595	4,936,711
Mauritius Development Investment Trust Co., Ltd.	600,000	90,939
New Mauritius Hotels, Ltd.	594,400	2,614,806
Omnicane, Ltd.	23,449	60,199
Rogers & Co., Ltd.	48,555	477,992
State Bank of Mauritius, Ltd.	920,199	2,422,893
Sun Resorts, Ltd.	394,502	896,891
United Basalt Products, Ltd.	85,125	225,206

		$11,811,525

Mexico — 6.1%

Alfa SA de CV, Series A	362,872	$2,281,750
America Movil SAB de CV, Series L	9,766,158	22,970,852
Banco Compartamos SA de CV	391,500	2,020,645
Carso Global Telecom SA de CV, Series A1(1)	295,500	1,317,349
Carso Infraestructura y Construccion SA(1)	830,000	508,202
Cemex SAB de CV, Series CPO(1)	9,249,451	10,959,065
Coca-Cola Femsa SA de CV, Series L	77,000	507,192
Consorcio ARA SA de CV(1)	562,100	391,004
Controladora Comercial Mexicana SA de CV(1)	432,600	362,760
Corporacion GEO SA de CV, Series B(1)	239,200	635,209
Desarrolladora Homex SA de CV(1)	104,900	588,569
Empresas ICA SAB de CV(1)	635,800	1,482,335
Fomento Economico Mexicano SA de CV, Series UBD	1,140,300	5,470,511
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	931,327
Grupo Bimbo SA de CV, Series A	221,227	1,440,800
Grupo Carso SA de CV, Series A1	811,400	2,480,966
Grupo Elektra SA de CV	36,526	1,761,803
Grupo Financiero Banorte SA de CV, Class O	1,911,800	6,894,873
Grupo Financiero Inbursa SA de CV, Class O	1,453,908	4,289,929
Grupo Iusacell SA de CV(1)	142,465	564,219
Grupo Mexico SAB de CV, Series B	3,973,061	9,068,613
Grupo Modelo SA de CV, Series C(1)	350,500	1,945,138
Grupo Televisa SA, Series CPO	803,418	3,342,764
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,285,023
Industrias CH SA, Series B(1)	72,952	256,241
Industrias Penoles SA de CV	110,629	2,376,299

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Mexico (continued)

Kimberly-Clark de Mexico SA de CV	315,470	$1,412,405
Mexichem SA de CV	1,191,673	2,278,225
Organizacion Soriana SAB de CV, Class B(1)	166,700	416,049
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	465,638
Telefonos de Mexico SA de CV, Series L	3,656,760	3,046,834
Telmex Internacional SAB de CV, Class L	3,406,160	3,020,292
TV Azteca SA de CV, Series CPO	593,565	321,238
Urbi Desarrollos Urbanos SA de CV(1)	317,700	716,416
Wal-Mart de Mexico SAB de CV, Series V	1,296,632	5,778,447

		$103,588,982

Morocco — 1.4%

Attijariwafa Bank	80,900	$2,776,132
Banque Centrale Populaire	33,300	1,024,784
Banque Marocaine du Commerce Exterieur (BMCE)	101,900	3,423,169
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	944,479
Centrale Laitiere	420	558,513
Ciments du Maroc	1,665	397,015
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	277,030
Credit Immobilier et Hotelier	17,500	701,105
Douja Promotion Groupe Addoha SA	164,500	2,158,078
Holcim Maroc SA	2,782	660,787
Lafarge Ciments	2,000	359,057
Lesieur Cristal SA	863	117,667
Managem(1)	12,400	377,408
Maroc Telecom	271,141	4,664,062
ONA SA	17,623	2,871,323
Samir(1)	6,247	433,425
Societe des Brasseries du Maroc	1,829	784,891
Societe Nationale d’Investissement	4,065	853,097
SONASID (Societe Nationale de Siderurgie)	3,372	833,662
Wafa Assurance	600	145,708

		$24,361,392

Nigeria — 0.7%

Access Bank PLC	11,267,700	$577,059
African Petroleum PLC	1,192,000	264,181
Ashaka Cement PLC	833,000	64,958
Cadbury Nigeria PLC(1)	1,333,333	93,932
Conoil PLC	322,000	63,089
Dangote Sugar Refinery PLC	7,275,654	747,718
Diamond Bank PLC	8,059,100	398,912
Ecobank Transnational, Inc.	1,573,600	158,305
First Bank of Nigeria PLC	13,641,559	1,286,595
First City Monument Bank PLC(1)	12,831,301	616,367
Guaranty Trust Bank PLC	11,752,480	1,212,515
Guiness Nigeria PLC	418,750	358,460
Intercontinental Bank PLC(1)	9,638,600	103,579
Lafarge Cement WAPCO Nigeria PLC	837,100	167,980
Mobil Nigeria PLC	148,760	93,339
Nestle Foods Nigeria PLC	100,000	167,135
Nigeria Bottling Co. PLC	238,122	33,904
Nigerian Breweries PLC	3,376,900	1,197,162
Oando PLC	1,448,050	915,446
Oceanic Bank International PLC(1)	8,903,675	100,650
PlatinumHabib Bank PLC(1)	5,985,953	52,852
PZ Cussons Nigeria PLC	2,770,832	464,099
Total Nigeria PLC	149,500	142,259
UAC of Nigeria PLC	1,581,000	388,640
UACN Property Development Co. PLC	2,000,000	265,686
Unilever Nigeria PLC	3,750,000	464,107
Union Bank of Nigeria PLC(1)	3,285,332	131,853
United Bank for Africa PLC(1)	15,691,005	1,133,531
Zenith Bank, Ltd.(1)	10,807,950	988,632

		$12,652,945

Oman — 0.7%

Al Jazeira Services Co.(1)	118,008	$84,158
Bank Dhofar SAOG	428,911	821,165
Bank Muscat SAOG	866,950	1,824,104
Bank Sohar(1)	1,241,000	721,943
Dhofar International Development & Investment Holding Co.	143,200	150,685
Galfar Engineering & Contracting SAOG	547,400	831,788
National Bank of Oman, Ltd.	303,730	250,243
Oman Cables Industry SAOG	112,400	423,380
Oman Cement Co. SAOG	252,000	481,925
Oman Flour Mills Co., Ltd. SAOG	266,000	442,467
Oman International Bank SAOG	960,580	736,351
Oman National Investment Corp. Holdings(1)	104,000	138,324
Oman Telecommunications Co.	708,360	2,392,176
Ominvest	260,099	333,912
Raysut Cement Co. SAOG	266,710	1,030,877
Renaissance Holdings Co.	538,340	1,071,472
Shell Oman Marketing Co.	66,100	343,421

		$12,078,391

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	96,470	$140,715
Arif Habib Securities, Ltd.(1)	725,975	423,231
Azgard Nine, Ltd.(1)	1,001,400	246,297
Bank Alfalah, Ltd.(1)	1,884,394	307,045
D.G. Khan Cement Co., Ltd.(1)	333,600	128,811

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Pakistan (continued)

EFU General Insurance, Ltd.	53,500	$62,113
Engro Chemical Pakistan, Ltd.	354,800	769,768
Fauji Fertilizer Bin Qasim, Ltd.	841,000	260,802
Fauji Fertilizer Co., Ltd.	406,395	493,795
Habib Bank, Ltd	165,000	240,676
Hub Power Co., Ltd.	3,759,500	1,393,233
ICI Pakistan, Ltd.	52,500	105,430
Indus Motor Co., Ltd.	112,000	260,459
Jahangir Siddiqui & Co., Ltd.	897,200	319,194
Lucky Cement, Ltd.	515,900	405,170
Muslim Commercial Bank, Ltd.	771,417	2,008,017
National Bank of Pakistan	483,566	425,790
NIB Bank, Ltd.(1)	337,557	19,215
Nishat Mills, Ltd.	1,186,400	979,651
Oil & Gas Development Co., Ltd.	1,064,100	1,391,879
Pakistan Oil Fields, Ltd.	200,200	547,241
Pakistan Petroleum, Ltd.	338,184	758,503
Pakistan State Oil Co., Ltd.	137,300	488,467
SUI Northern Gas Pipelines, Ltd.(1)	585,700	172,254
SUI Southern Gas Co., Ltd.(1)	891,000	141,060
United Bank, Ltd.	770,750	531,504

		$13,020,320

Peru — 1.5%

Alicorp SA	1,589,463	$1,512,988
Cementos Lima SA	10,211	101,085
Cia de Minas Buenaventura SA	82,880	2,725,372
Cia de Minas Buenaventura SA ADR	40,976	1,371,467
Cia Minera Atacocha SA, Class B, PFC Shares	165,111	92,014
Cia Minera Milpo SA	651,029	1,757,711
Credicorp, Ltd.	72,100	5,552,008
Edegel SA	2,023,411	868,477
Empresa Agroindustrial Casa Grande SA(1)	78,200	178,109
Ferreyros SA	545,089	498,108
Grana y Montero SA	439,692	430,712
Luz del Sur SAA	83,400	124,422
Minsur SA	353,485	813,664
Sociedad Minera Cerro Verde SA	47,600	1,109,080
Sociedad Minera el Brocal SA	45,100	686,881
Southern Copper Corp.	195,294	6,422,777
Volcan Cia Minera SA, Class B	899,800	1,115,017

		$25,359,892

Philippines — 1.6%

Aboitiz Equity Ventures, Inc.	12,558,000	$2,444,436
Alliance Global Group, Inc.(1)	2,145,000	190,831
Altlas Consolidated Mining & Development Corp.(1)	765,000	150,007
Ayala Corp.	204,032	1,331,154
Ayala Land, Inc.	5,663,008	1,368,602
Banco De Oro	873,000	735,059
Bank of the Philippine Islands	1,400,076	1,446,037
Benpres Holdings Corp.(1)	14,870,000	1,124,118
Filinvest Land, Inc.	16,105,546	311,192
First Gen Corp.(1)	285,000	59,428
First Philippine Holdings Corp.	274,000	283,704
Globe Telecom, Inc.	17,000	334,327
Holcim Philippines, Inc.	4,124,000	425,635
International Container Terminal Services, Inc.	1,193,000	577,345
JG Summit Holding, Inc.	7,774,200	1,107,262
Jollibee Foods Corp.	467,000	553,279
Manila Electric Co.	465,214	2,053,271
Manila Water Co.	1,062,100	359,793
Megaworld Corp.	8,560,000	272,547
Megaworld Corp.(6)	2,140,000	68,137
Metropolitan Bank & Trust Co.	654,875	634,054
Philex Mining Corp.(1)	1,875,000	646,783
Philippine Long Distance Telephone Co.	74,060	4,181,067
PNOC Energy Development Corp.	6,776,250	685,116
Robinsons Land Corp.	860,000	240,566
San Miguel Corp., Class B	1,983,600	2,957,311
SM Investments Corp.	111,232	784,600
SM Prime Holdings, Inc.	4,912,040	1,034,517
Universal Robina Corp.	950,000	332,054
Vista Land & Lifescapes, Inc.	4,500,000	183,038

		$26,875,270

Poland — 3.0%

AmRest Holdings NV(1)	9,400	$268,150
Bank Handlowy w Warszawie SA(1)	24,785	600,338
Bank Millennium SA(1)	488,243	810,665
Bank Pekao SA(1)	99,985	5,613,788
Bank Zachodni WBK SA(1)	35,901	2,364,682
Bioton SA(1)	2,987,100	237,546
BRE Bank SA(1)	17,612	1,589,036
Budimex SA	43,576	1,107,575
Cersanit SA(1)	63,800	363,433
Cinema City International NV(1)	19,500	186,609
ComArch SA(1)	4,100	135,192
Cyfrowy Polsat SA	165,560	784,650
Echo Investment SA(1)	240,000	348,945
Eurocash SA	35,303	192,906
Getin Holding SA(1)	218,933	673,156
Globe Trade Centre SA(1)	76,488	683,229

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Poland (continued)

Grupa Kety SA(1)	2,600	$109,381
Grupa Lotos SA(1)	194,707	2,146,549
KGHM Polska Miedz SA	152,118	5,607,551
KOPEX SA(1)	22,700	204,805
LC Corp. SA(1)	608,300	329,314
LPP SA(1)	162	89,862
Mostostal Zabrze - Holding SA(1)	87,000	119,724
Mostostal-Export SA(1)	196,313	116,133
Mostostal-Warszawa SA(1)	10,400	220,593
Netia SA(1)	337,600	575,852
NG2 SA	12,000	202,646
Orbis SA(1)	60,680	939,055
PBG SA(1)	22,195	1,569,643
Polimex Mostostal SA	588,276	810,160
Polish Oil & Gas	1,263,166	1,666,838
Polska Grupa Farmaceutyczna SA(1)	9,000	116,778
Polski Koncern Naftowy Orlen SA(1)	284,795	3,360,157
Powszechna Kasa Oszczednosci Bank Polski SA	335,627	4,427,852
Softbank SA	138,258	3,028,344
Telekomunikacja Polska SA	988,445	5,465,569
Telekomunikacja Polska SA GDR	169,000	937,223
Telekomunikacja Polska SA GDR(4)	76,100	422,028
TVN SA	544,266	2,705,571
Vistula Group SA(1)	258,100	203,490
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,000	206,466

		$51,541,484

Qatar — 1.5%

Barwa Real Estate Co.(1)	78,543	$710,288
Commercial Bank of Qatar	55,532	937,354
Doha Bank, Ltd.	43,119	552,501
First Finance Co.	98,957	618,236
Gulf International Services QSC	129,700	1,101,585
Industries Qatar	162,907	5,092,643
Masraf Al Rayan	425,000	1,558,561
Qatar Electricity & Water Co.	48,900	1,342,038
Qatar Fuel	10,000	434,318
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	404,556	2,643,413
Qatar Insurance Co.	14,700	250,715
Qatar International Islamic Bank	32,210	403,594
Qatar Islamic Bank	63,415	1,343,538
Qatar National Bank	84,520	3,438,110
Qatar National Cement Co.	11,418	247,393
Qatar National Navigation	49,870	877,869
Qatar Real Estate Investment Co.	18,000	132,877
Qatar Shipping Co.	95,660	846,898
Qatar Telecom QSC	76,065	3,029,436
Salam International Investment Co., Ltd.	41,596	128,192
United Development Co.	30,700	301,986

		$25,991,545

Romania — 1.0%

Antibiotice SA	1,248,900	$263,609
Banca Transilvania	7,656,341	5,484,954
Biofarm Bucuresti(1)	8,097,100	541,406
BRD-Group Societe Generale	1,361,400	5,904,319
Impact SA(1)	542,590	128,102
Rompetrol Rafinare SA(1)	50,944,900	1,069,773
SNP Petrom SA(1)	33,919,406	2,844,544
Transelectrica SA	101,000	458,339

		$16,695,046

Russia — 7.4%

Aeroflot-Russian Airlines	749,030	$1,305,153
AvtoVAZ(1)	2,100,000	1,024,453
Comstar United Telesystems GDR	202,327	1,108,652
CTC Media, Inc.(1)	86,800	1,293,320
Evraz Group SA GDR(1)(3)	35,750	999,010
Gazprom Neft	77,000	415,666
Irkutskenergo ADR	13,500	313,875
JSC Scientific Production Corp. Irkut ADR(1)	18,333	145,637
LUKOIL OAO ADR	157,500	8,966,894
Magnitogorsk Iron & Steel Works GDR(1)	58,800	660,962
Mechel ADR	103,700	1,951,634
MMC Norilsk Nickel ADR(1)	255,000	3,638,752
Mobile TeleSystems	943,800	6,813,710
Mobile TeleSystems ADR	40,600	1,984,934
Mosenergo(1)	2,840,462	307,721
Mosenergo ADR(1)	12,900	135,450
NovaTek OAO GDR(3)	61,800	4,036,850
OAO Gazprom ADR	799,300	20,184,015
OAO Inter Rao Ues(1)	154,564,289	245,293
OAO Rosneft Oil Co. GDR	796,600	6,798,947
OAO TMK GDR(1)(3)	10,400	186,472
OGK-1(1)	3,551,804	86,238
OGK-3(1)	1,518,936	73,407
OGK-4 OJSC(1)	3,793,107	201,494
Pegas Nonwovens SA	24,000	583,696
Polymetal GDR(1)	48,800	447,496
Polyus Gold ADR	22,784	627,699
Rostelecom ADR	63,133	1,726,688
RusHydro(1)	85,305,794	3,177,982
Sberbank GDR(3)	8,042	2,259,607

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Russia (continued)

Sberbank of Russian Federation	6,569,380	$17,643,653
Sberbank of Russian Federation, PFC Shares	862,200	1,965,112
Surgutneftegaz ADR	698,200	6,183,408
Surgutneftegaz ADR, PFC Shares	245,000	1,176,000
Tatneft GDR	167,432	4,837,873
TGC-2(1)	47,933,134	10,449
TGK-4(1)	58,575,771	21,263
Transneft	200	154,036
Uralkali(1)	329,500	1,330,338
Uralsvyazinform	36,297,620	965,008
Vimpel-Communications ADR	340,530	6,330,453
VTB Bank OJSC GDR(3)	1,317,874	6,153,321
Wimm-Bill-Dann Foods OJSC ADR(1)	198,000	4,718,340
X5 Retail Group NV GDR(1)	97,800	3,100,212

		$126,291,173

Slovenia — 0.7%

Gorenje DD(1)	22,240	$395,042
KRKA DD	56,352	5,154,902
Luka Koper(1)	13,236	454,841
Mercator Poslovni Sistem	5,024	1,101,662
Nova Kreditna Banka Maribor	97,800	1,593,574
Petrol	1,872	845,967
Sava DD	1,843	622,438
Telekom Slovenije DD	9,959	1,925,692
Zavarovalnica Triglav DD	21,422	763,223

		$12,857,341

South Africa — 5.9%

ABSA Group, Ltd.	104,673	$1,815,288
Adcock Ingram Holdings, Ltd.	72,016	529,162
Adcorp Holdings, Ltd.	33,900	114,105
AECI, Ltd.	25,300	211,301
African Bank Investments, Ltd.	288,115	1,159,652
African Oxygen, Ltd. (AFROX)	143,280	425,592
African Rainbow Minerals, Ltd.	17,000	398,416
Allied Electronics Corp., Ltd.	23,200	86,064
Allied Electronics Corp., Ltd., PFC Shares	136,400	493,703
Allied Technologies, Ltd.	14,300	144,120
Anglo Platinum, Ltd.(1)	17,000	1,815,127
AngloGold Ashanti, Ltd.	87,834	3,557,872
AngloGold Ashanti, Ltd. ADR	25,699	1,032,586
Aspen Pharmacare Holdings, Ltd.(1)	195,268	1,944,189
Astral Foods, Ltd.	26,100	359,992
Aveng, Ltd.	321,796	1,733,678
AVI, Ltd.	228,000	647,835
Barloworld, Ltd.	160,500	977,975
Bidvest Group, Ltd.	283,503	4,942,433
British American Tobacco PLC	50,150	1,638,004
Clicks Group, Ltd.	218,200	798,488
DataTec, Ltd.	156,700	568,351
Discovery Holdings, Ltd.	160,754	695,427
FirstRand, Ltd.	1,257,585	3,111,851
Foschini, Ltd.	104,323	850,541
Freeworld Coatings, Ltd.	110,200	124,852
Gold Fields, Ltd.	203,880	2,677,320
Grindrod, Ltd.	301,000	723,872
Group Five, Ltd.	76,500	397,140
Growthpoint Properties, Ltd.	479,900	911,449
Harmony Gold Mining Co., Ltd.	93,500	949,153
Hyprop Investments, Ltd.	65,400	406,289
Illovo Sugar, Ltd.	51,000	219,238
Impala Platinum Holdings, Ltd.	151,968	4,153,928
Investec, Ltd.	49,400	354,796
JSE, Ltd.	45,700	372,528
Kumba Iron Ore, Ltd.	30,100	1,236,805
Kumba Resources, Ltd.	51,400	723,509
Lewis Group, Ltd.	39,800	286,035
Liberty Holdings, Ltd.	52,100	489,071
Massmart Holdings, Ltd.	99,600	1,205,944
Medi-Clinic Corp., Ltd.	146,900	510,946
Metropolitan Holdings, Ltd.	180,600	326,455
Mittal Steel South Africa, Ltd.	24,301	336,720
Mr. Price Group, Ltd.	188,400	890,704
MTN Group, Ltd.	1,060,480	16,878,961
Murray & Roberts Holdings, Ltd.	230,900	1,444,113
Mvelaphanda Group, Ltd.(1)	295,100	279,918
Nampak, Ltd.	65,700	133,813
Naspers, Ltd., Class N	118,276	4,786,649
Nedbank Group, Ltd.	59,600	1,001,593
Netcare, Ltd.(1)	395,900	739,416
Northam Platinum, Ltd.	34,000	220,129
Palabora Mining Co., Ltd.	10,600	151,928
Pangbourne Properties, Ltd.	248,750	574,517
Pick’n Pay Holdings, Ltd.	125,270	298,451
Pick’n Pay Stores, Ltd.	152,660	858,483
Pretoria Portland Cement Co., Ltd.	144,591	677,095
PSG Group, Ltd.	50,000	148,593
Raubex Group, Ltd.	111,200	360,097
Redefine Income Fund, Ltd.	104,396	101,037
Remgro, Ltd.	123,505	1,488,980
Reunert, Ltd.	150,400	1,184,829
RMB Holdings, Ltd.	249,000	994,130
Sanlam, Ltd.	618,590	1,902,386

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Africa (continued)

Santam, Ltd.	27,610	$404,923
Sappi, Ltd.(1)	144,600	691,739
Sasol, Ltd.	141,336	5,663,901
Shoprite Holdings, Ltd.	166,153	1,460,822
Spar Group, Ltd.	79,260	761,872
Standard Bank Group, Ltd.	289,749	3,979,740
Steinhoff International Holdings, Ltd.(1)	297,500	833,453
Sun International, Ltd.(1)	51,756	664,248
Telkom South Africa, Ltd.	124,800	631,038
Tiger Brands, Ltd.	72,016	1,663,360
Tongaat-Hulett	25,322	338,494
Truworths International, Ltd.	115,241	677,289
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	948,460
Woolworths Holdings, Ltd.	98,942	238,061

		$100,531,024

South Korea — 6.3%

Amorepacific Corp.(1)	783	$628,027
Busan Bank(1)	73,284	874,384
Celltrion, Inc.(1)	17,300	221,919
Cheil Industries, Inc.	10,900	527,829
Cheil Worldwide, Inc.	866	234,528
CJ Corp.(1)	9,583	515,828
Daegu Bank	27,080	398,393
Daelim Industrial Co., Ltd.(1)	9,870	701,286
Daesang Corp.(1)	29,700	202,451
Daewoo Engineering & Construction Co., Ltd.(1)	33,200	363,388
Daewoo International Corp.(1)	10,502	297,733
Daewoo Motor Sales Corp.(1)	24,424	211,028
Daewoo Securities Co., Ltd.	22,760	384,336
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	19,880	298,002
Daishin Securities Co.	14,000	188,096
Dong-A Pharmaceutical Co., Ltd.(1)	2,028	223,790
Dongbu Insurance Co., Ltd.	10,020	278,508
Dongkuk Steel Mill Co., Ltd.	18,400	425,464
Doosan Corp.	4,600	375,925
Doosan Heavy Industries & Construction Co., Ltd.(1)	6,250	434,448
Doosan Infracore Co., Ltd.(1)	22,060	309,709
Eugene Investment & Securities Co., Ltd.(1)	287,000	235,838
GLOVIS Co., Ltd.(1)	3,250	317,110
GS Engineering & Construction Corp.(1)	6,000	556,314
GS Holdings Corp.(1)	10,154	294,177
Hana Financial Group, Inc.(1)	34,400	972,292
Hanarotelecom, Inc.(1)	18,239	75,108
Hanil Cement Co., Ltd.(1)	1,200	83,239
Hanjin Transportation Co., Ltd.(1)	10,500	360,135
Hankook Tire Co., Ltd.	33,930	741,598
Hanmi Pharm Co., Ltd.(1)	3,684	404,297
Hansol Paper Co., Ltd.(1)	25,300	239,380
Hanwha Chemical Corp.(1)	65,820	759,982
Hanwha Corp.(1)	17,300	708,481
Hanwha Securities Co., Ltd.	40,000	310,598
Hite Brewery Co., Ltd.(1)	2,378	347,181
Honam Petrochemical Corp.(1)	6,600	580,341
Hotel Shilla Co., Ltd.	12,750	224,704
Hynix Semiconductor, Inc.(1)	63,070	1,254,224
Hyosung Corp.(1)	8,400	614,356
Hyundai Department Store Co., Ltd.(1)	3,900	376,395
Hyundai Development Co.(1)	19,580	634,008
Hyundai Engineering & Construction Co., Ltd.(1)	14,670	889,858
Hyundai Heavy Industries Co., Ltd.	10,313	1,531,320
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	273,990
Hyundai Merchant Marine Co., Ltd.(1)	14,600	335,466
Hyundai Mipo Dockyard Co., Ltd.	2,620	231,269
Hyundai Mobis(1)	15,400	2,256,701
Hyundai Motor Co.	37,690	3,901,353
Hyundai Motor Co., PFC Shares	12,900	473,638
Hyundai Securities Co., Ltd.	31,200	394,973
Hyundai Steel Co.(1)	15,700	1,165,915
Industrial Bank of Korea(1)	53,200	637,397
Kangwon Land, Inc.(1)	36,658	519,753
KB Financial Group, Inc.(1)	53,129	2,705,342
KB Financial Group, Inc. ADR(1)	19,488	990,965
KCC Corp.	1,710	544,176
Kia Motors Corp.(1)	52,800	906,611
KIWOOM Securities Co., Ltd.	7,100	255,410
Korea Electric Power Corp.(1)	55,810	1,629,057
Korea Exchange Bank(1)	61,400	762,138
Korea Express Co., Ltd.(1)	4,378	213,013
Korea Gas Corp.(1)	15,700	654,832
Korea Investment Holdings Co., Ltd.	10,400	298,053
Korea Zinc Co., Ltd.(1)	3,600	628,665
Korean Air Lines Co., Ltd.(1)	16,966	797,953
Korean Reinsurance Co.	25,900	218,741
KT Corp.(1)	87,949	2,960,085
KT&G Corp.	27,980	1,547,403
KTB Securities Co., Ltd.(1)	80,000	277,078
LG Chem, Ltd.(1)	11,904	2,333,150
LG Corp.(1)	19,570	1,222,393
LG Dacom Corp.(1)	22,300	339,904
LG Display Co., Ltd.	19,700	666,065
LG Electronics, Inc.	19,196	2,001,148
LG Electronics, Inc., PFC Shares	3,600	154,242
LG Hausys, Ltd.(1)	1,611	165,450
LG Household & Health Care, Ltd.	2,300	575,415

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Korea (continued)

LG Life Sciences, Ltd.(1)	3,500	$186,406
LG Telecom, Ltd.(1)	60,350	439,801
LIG Insurance Co., Ltd.	14,790	273,934
Lotte Shopping Co., Ltd.(1)	4,500	1,332,690
LS Corp.(1)	7,030	699,289
LS Industrial Systems Co., Ltd.(1)	4,500	374,234
Macquarie Korea Infrastructure Fund	48,875	205,932
MegaStudy Co., Ltd.(1)	1,630	335,073
Mirae Asset Securities Co., Ltd.	5,670	315,936
Namhae Chemical Corp.(1)	15,000	240,214
NCsoft Corp.(1)	5,300	678,606
NHN Corp.(1)	5,558	918,614
Nong Shim Co., Ltd.	1,100	235,213
OCI Co., Ltd.(1)	1,020	191,035
ORION Corp.(1)	1,000	247,609
Pacific Corp.(1)	2,641	358,340
POSCO	18,000	9,492,687
S-Oil Corp.	16,572	769,181
S1 Corp.	3,630	150,903
Samchully Co., Ltd.(1)	1,300	124,941
Samsung Card Co., Ltd.	14,260	703,736
Samsung Corp.	20,430	982,695
Samsung Digital Imaging Co., Ltd.(1)	7,454	281,692
Samsung Electro-Mechanics Co., Ltd.	16,480	1,515,609
Samsung Electronics Co., Ltd.	24,000	16,457,511
Samsung Electronics Co., Ltd., PFC Shares	620	279,461
Samsung Engineering Co., Ltd.	5,300	492,502
Samsung Fine Chemicals Co., Ltd.	4,300	173,402
Samsung Fire & Marine Insurance Co., Ltd.	9,174	1,570,301
Samsung Heavy Industries Co., Ltd.	30,100	624,073
Samsung SDI Co., Ltd.	5,500	700,336
Samsung Securities Co., Ltd.	12,812	693,600
Samsung Techwin Co., Ltd.(1)	5,685	443,293
Shinhan Financial Group Co., Ltd.(1)	92,862	3,436,272
Shinsegae Co., Ltd.	2,891	1,335,320
SK Chemicals Co., Ltd.	7,300	417,366
SK Energy Co., Ltd.	16,271	1,634,730
SK Holdings Co., Ltd.	4,141	315,998
SK Networks Co., Ltd.(1)	13,500	121,461
SK Telecom Co., Ltd.	11,700	1,707,816
SK Telecom Co., Ltd. ADR	25,326	411,801
STX Pan Ocean Co., Ltd.(1)	36,891	355,081
Taekwang Industrial Co., Ltd.	180	112,808
Tong Yang Securities, Inc.	17,500	179,176
Woongjin Coway Co., Ltd.(1)	15,560	514,576
Woori Finance Holdings Co., Ltd.(1)	39,500	467,508
Woori Investment & Securities Co., Ltd.	31,000	441,634
Yuhan Corp.(1)	2,258	345,155

		$107,929,303

Taiwan — 6.4%

Acer, Inc.	530,850	$1,592,938
Advanced Semiconductor Engineering, Inc.	579,062	519,763
Advanced Semiconductor Engineering, Inc. ADR	32,475	143,864
Advantech Co., Ltd.	49,863	111,406
Altek Corp.	140,178	285,699
Ambassador Hotel	221,000	270,260
Asia Cement Corp.	762,389	821,690
Asia Optical Co., Inc.	187,913	417,726
Asustek Computer, Inc.	798,772	1,538,493
AU Optronics Corp.	1,145,075	1,371,796
AU Optronics Corp. ADR	33,754	404,710
BES Engineering Corp.	654,000	177,701
Catcher Technology Co., Ltd.	146,247	406,773
Cathay Financial Holding Co., Ltd.(1)	1,613,000	3,003,020
Cathay Real Estate Development Co., Ltd.(1)	660,000	273,013
Chang Hwa Commercial Bank	1,369,000	650,351
Cheng Shin Rubber Industry Co., Ltd.	521,495	1,204,457
Cheng Uei Precision Industry Co., Ltd.	145,128	338,990
Chi Mei Optoelectronics Corp.(1)	1,100,000	776,396
Chicony Electronics Co., Ltd.	138,508	333,714
China Airlines, Ltd.(1)	856,844	304,723
China Development Financial Holding Corp.(1)	2,790,728	852,664
China Life Insurance Co., Ltd.(1)	708,189	547,217
China Motor Corp.(1)	385,930	270,044
China Petrochemical Development Corp.(1)	779,000	302,508
China Steel Corp.	3,037,996	3,132,544
Chinatrust Financial Holding Co., Ltd.	2,472,450	1,537,032
Chong Hong Construction Co., Ltd.	144,500	292,503
Chunghwa Telecom Co., Ltd.	2,253,776	4,203,351
Clevo Co.(1)	191,178	308,860
CMC Magnetics Corp.(1)	370,000	95,948
Compal Electronics, Inc.	778,204	1,074,938
Coretronic Corp.	282,312	407,642
D-Link Corp.	109,590	115,588
Delta Electronics, Inc.	337,603	1,062,017
Dynapack International Technology Corp.	67,666	237,538
E.Sun Financial Holding Co., Ltd.(1)	658,811	274,454
Elan Microelectronics Corp.	142,410	252,849
Epistar Corp.	138,439	518,008
Eternal Chemical Co., Ltd.	282,000	297,276
EVA Airways Corp.(1)	137,272	61,208
Evergreen International Storage & Transport Corp.(1)	266,000	236,979

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Taiwan (continued)

Evergreen Marine Corp.(1)	754,292	$420,209
Everlight Electronics Co., Ltd.	103,212	387,573
Far Eastern International Bank(1)	750,379	282,452
Far Eastern New Century Corp.	599,210	749,240
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,212,182
Faraday Technology Corp.	111,650	241,533
Farglory Land Development Co., Ltd.	53,919	119,414
Feng Hsin Iron & Steel Co., Ltd.	172,000	289,932
First Financial Holding Co., Ltd.	1,323,221	820,269
First Steamship Co., Ltd.	119,084	186,941
Formosa Chemicals & Fibre Corp.	1,174,364	2,546,127
Formosa International Hotels Corp.	22,990	293,954
Formosa Petrochemical Corp.	985,153	2,535,428
Formosa Plastics Corp.	1,466,436	3,089,593
Formosa Taffeta Co., Ltd.	545,000	440,386
Foxconn International Holdings, Ltd.(1)	522,000	599,596
Foxconn Technology Co., Ltd.	167,175	644,925
Fubon Financial Holding Co., Ltd.(1)	1,450,000	1,782,651
Giant Manufacturing Co., Ltd.	161,280	452,890
Goldsun Development & Construction Co., Ltd.	598,965	275,825
Great Wall Enterprise Co., Ltd.	213,748	234,697
HannStar Display Corp.(1)	1,131,308	292,149
Highwealth Construction Corp.	208,691	308,733
Hon Hai Precision Industry Co., Ltd.	1,195,758	5,592,146
Hotai Motor Co., Ltd.	98,000	235,131
HTC Corp.	146,678	1,680,427
Hua Nan Financial Holdings Co., Ltd.	1,192,884	747,840
Huaku Development Co., Ltd.	168,000	426,396
Innolux Display Corp.	554,140	818,524
Inotera Memories, Inc.(1)	502,000	421,553
Inventec Co., Ltd.	277,477	166,043
KGI Securities Co., Ltd.	595,000	349,028
King Yuan Electronics Co., Ltd.	711,274	338,033
Kinsus Interconnect Technology Corp.	56,280	150,426
Largan Precision Co., Ltd.	45,042	591,099
Lee Chang Yung Chemical Industry Corp.	217,000	263,788
Lite-On Technology Corp.	370,447	556,564
Macronix International Co., Ltd.	478,697	273,174
MediaTek, Inc.	180,940	3,143,751
Mega Financial Holding Co., Ltd.	2,743,000	1,580,328
Merida Industry Co., Ltd.	161,000	263,121
Mitac International Corp.	626,073	323,869
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	520,715
Nan Ya Plastics Corp.	1,645,538	2,990,822
Nan Ya Printed Circuit Board Corp.	97,032	371,038
Novatek Microelectronics Corp., Ltd.	160,479	536,052
Pan-International Industrial Co., Ltd.	138,684	252,080
Phison Electronics Corp.	36,412	308,028
PixArt Imaging, Inc.	40,553	340,889
Polaris Securities Co., Ltd.(1)	928,295	550,181
Pou Chen Corp.	1,329,181	1,055,033
Powerchip Semiconductor Corp.(1)	1,907,153	235,401
Powertech Technology, Inc.	146,114	494,996
President Chain Store Corp.	619,120	1,470,674
Prime View International Co., Ltd.(1)	99,000	258,672
Qisda Corp.(1)	619,000	390,083
Quanta Computer, Inc.	546,065	1,184,770
Radiant Opto-Electronics Corp.	183,340	266,727
Realtek Semiconductor Corp.	159,085	469,702
RichTek Technology Corp.	25,236	257,117
Ritek Corp.(1)	968,757	268,345
Ruentex Development Co., Ltd.	246,000	327,026
Ruentex Industries, Ltd.(1)	197,000	353,944
Shin Kong Financial Holding Co., Ltd.(1)	1,266,442	524,777
Siliconware Precision Industries Co.	127,260	173,473
Siliconware Precision Industries Co. ADR	74,607	522,995
Simplo Technology Co., Ltd.	48,400	286,464
Sincere Navigation	188,000	248,005
Sino-American Silicon Products, Inc.	57,531	157,730
SinoPac Financial Holdings Co., Ltd.(1)	1,443,000	578,232
Solar Applied Materials Technology Corp.	74,898	191,877
Synnex Technology International Corp.	593,105	1,280,965
Tainan Spinning Co., Ltd.(1)	460,000	183,592
Taishin Financial Holdings Co., Ltd.(1)	1,182,000	463,506
Taiwan Business Bank(1)	1,412,539	365,885
Taiwan Cement Corp.	927,924	985,296
Taiwan Cooperative Bank	1,015,166	636,678
Taiwan Fertilizer Co., Ltd.	207,000	737,063
Taiwan Glass Industrial Corp.	213,580	174,376
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Mobile Co., Ltd.	802,281	1,564,042
Taiwan Semiconductor Manufacturing Co., Ltd.	4,347,873	8,763,022
Taiwan Tea Corp.(1)	278,635	177,952
Teco Electric & Machinery Co., Ltd.	389,000	170,039
Transcend Information, Inc.	63,886	239,013
Tripod Technology Corp.	137,819	465,000
TSRC Corp.	214,000	264,817
Tung Ho Steel Enterprise Corp.	293,385	317,535
U-Ming Marine Transport Corp.	202,000	408,565
Uni-President Enterprises Corp.	2,644,648	3,260,651
Unimicron Technology Corp.	305,171	441,990
United Microelectronics Corp.(1)	1,706,361	921,848
United Microelectronics Corp. ADR(1)	93,397	362,380
Vanguard International Semiconductor Corp.	234,175	117,462
Walsin Lihwa Corp.(1)	1,085,980	406,919
Wan Hai Lines, Ltd.(1)	577,500	308,550

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Taiwan (continued)

Waterland Financial Holdings(1)	348,978	$113,673
Wistron Corp.	292,889	567,168
WPG Holdings Co., Ltd.	196,823	342,835
Yageo Corp.	303,000	110,684
Yang Ming Marine Transport	667,916	252,906
Young Fast Optoelectronics Co., Ltd.	26,000	283,523
Yuanta Financial Holding Co., Ltd.	2,002,030	1,464,883
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	321,873	140,479
Yulon Motor Co., Ltd.	525,420	619,494
Zinwell Corp.	179,486	345,690

		$110,000,920

Thailand — 3.0%

Advanced Info Service PCL(5)	1,628,100	$4,224,075
Airports of Thailand PCL(5)	425,700	497,969
Asian Property Development PCL(5)	1,841,000	317,509
Bangkok Bank PCL	575,800	2,003,968
Bangkok Bank PCL(5)	264,800	927,000
Bangkok Bank PCL NVDR	35,000	121,807
Bangkok Dusit Medical Services PCL(5)	781,000	583,290
Bangkok Expressway PCL(5)	470,900	293,783
Bank of Ayudhya PCL(5)	1,814,000	1,226,655
Banpu PCL(5)	135,800	2,352,338
BEC World PCL(5)	2,033,100	1,500,128
Big C Supercenter PCL(5)	113,000	144,046
Bumrungrad Hospital PCL(5)	503,200	456,563
Cal-Comp Electronics (Thailand) PCL(5)	1,800,000	167,367
Central Pattana PCL(5)	540,700	329,221
Ch. Karnchang PCL(5)	968,000	175,657
Charoen Pokphand Foods PCL(5)	5,627,300	1,924,152
CP ALL PCL(5)	4,567,700	3,397,689
Delta Electronics (Thailand) PCL(5)	934,670	521,442
Electricity Generating PCL(5)	189,500	449,025
G Steel PCL(1)(5)	3,786,500	45,429
Glow Energy PCL(5)	407,100	402,948
Hana Microelectronics PCL(5)	1,084,100	676,343
IRPC PCL(5)	3,989,000	524,050
Kasikornbank PCL	1,026,000	2,673,517
Kiatnakin Bank PCL(5)	125,000	92,794
Krung Thai Bank PCL(5)	2,016,100	595,638
Land & Houses PCL	697,800	131,382
Land & Houses PCL(5)	5,499,500	1,096,670
Loxley PCL(1)(5)	2,001,400	186,093
Major Cineplex Group PCL(5)	754,100	192,257
Minor International PCL(5)	3,079,174	1,043,631
Precious Shipping PCL(5)	622,500	351,020
PTT Aromatics & Refining PCL(5)	442,058	338,107
PTT Chemical PCL(5)	127,289	274,889
PTT Exploration & Production PCL(5)	783,100	3,452,780
PTT PCL(5)	588,500	4,412,867
Quality House PCL(5)	4,710,000	375,783
Ratchaburi Electricity Generating Holding PCL(5)	578,300	611,430
Sahaviriya Steel Industries PCL(1)(5)	3,429,300	123,430
Samart Corp. PCL(5)	1,606,500	279,475
Shin Corp. PCL(5)	426,000	357,768
Siam Cement PCL	53,000	373,278
Siam Cement PCL(5)	340,600	2,437,707
Siam City Bank PCL(5)	896,500	786,521
Siam City Cement PCL(5)	42,900	302,385
Siam Commercial Bank PCL(5)	722,800	1,880,711
Siam Makro PCL(5)	157,600	413,617
Sino Thai Engineering & Construction PCL(1)(5)	1,553,400	288,875
Thai Airways International PCL(1)(5)	520,200	290,214
Thai Beverage PCL	3,621,000	631,454
Thai Oil PCL(5)	490,400	628,812
Thai Plastic & Chemicals PCL(5)	215,100	118,712
Thai Stanley Electric PCL(5)	26,000	93,971
Thai Union Frozen Products PCL(5)	872,300	791,454
Thanachart Capital PCL(5)	523,300	346,879
Thoresen Thai Agencies PCL(5)	395,890	323,575
TMB Bank PCL(1)(5)	3,870,000	143,935
Total Access Communication PCL	475,000	532,676
TPI Polene PCL(1)(5)	305,500	81,094
True Corp. PCL(1)(5)	3,934,500	361,115

		$50,678,970

Turkey — 3.3%

Adana Cimento Sanayii TAS	82,728	$283,674
Akbank TAS	563,011	3,582,410
Akcansa Cimento AS	38,000	170,403
Akenerji Elektrik Uretim AS	33,055	310,275
Aksa Akrilik Kimya Sanayii AS(1)	228,054	395,027
Aksigorta AS	99,300	346,724
Alarko Holding AS	207,704	555,557
Anadolu Anonim Turk Sigorta Sirketi	93,286	84,558
Anadolu Cam Sanayii AS(1)	60,819	76,338
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,469,981
Arcelik AS(1)	219,421	866,098
Asya Katilim Bankasi AS(1)	389,200	899,123
Aygaz AS	177,606	672,616
Bagfas Bandirma Gubre Fabrikalari AS	8,000	502,019
BIM Birlesik Magazalar AS	46,548	2,164,636
Bursa Cimento Fabrikasi AS	40,782	131,236
Cimsa Cimento Sanayi ve Ticaret AS	64,400	325,658

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Turkey (continued)

Coca-Cola Icecek AS	65,400	$653,939
Dogan Sirketler Grubu Holding AS	985,552	684,597
Dogus Otomotiv Servis ve Ticaret AS(1)	31,400	102,277
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	203,405
Enka Insaat ve Sanayi AS	377,695	1,749,935
Eregli Demir ve Celik Fabrikalari TAS(1)	989,535	3,001,703
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	224,117
Gubre Fabrikalari TAS(1)	59,700	320,688
Haci Omer Sabanci Holding AS	332,750	1,295,073
Ihlas Holding AS(1)	231,300	79,200
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	544,589
KOC Holding AS(1)	1,246,375	3,698,963
Net Holding AS(1)	180,000	71,004
Petkim Petrokimya Holding AS(1)	89,300	439,502
Petrol Ofisi AS(1)	123,246	476,858
Sekerbank TAS(1)	148,250	254,774
Selcuk Ecza Deposu Ticaret ve Sanayi AS	202,500	335,781
Tekfen Holding AS(1)	307,071	1,006,232
Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii AS(1)	457,200	649,293
Tofas Turk Otomobil Fabrikasi AS	106,900	340,911
Trakya Cam Sanayii AS(1)	340,083	424,466
Tupras-Turkiye Petrol Rafinerileri AS	84,741	1,681,347
Turcas Petrolculuk AS	96,599	310,652
Turk Hava Yollari Anonim Ortakligi (THY) AS	666,740	2,552,464
Turk Sise ve Cam Fabrikalari AS(1)	458,603	575,512
Turk Telekomunikasyon AS	160,000	489,765
Turkcell Iletisim Hizmetleri AS	683,494	4,847,812
Turkcell Iletisim Hizmetleri AS ADR	38,494	673,260
Turkiye Garanti Bankasi AS	1,538,174	6,552,477
Turkiye Halk Bankasi AS	203,500	1,628,908
Turkiye Is Bankasi	651,188	2,749,747
Turkiye Sinai Kalkinma Bankasi AS(1)	119,997	146,748
Turkiye Vakiflar Bankasi TAO(1)	491,121	1,408,892
Ulker Gida Sanayi ve Ticaret AS	89,129	210,783
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	387,061
Vestel Elektronik Sanayi ve Ticaret AS(1)	81,607	142,938
Yapi ve Kredi Bankasi AS(1)	616,893	1,359,276
Yazicilar Holding AS	39,000	252,445
Zorlu Enerji Elektrik Uretim AS(1)	124,509	261,327

		$56,625,054

United Arab Emirates — 1.5%

Aabar Petroleum Investments Co. (PJSC)(1)	2,827,000	$1,750,462
Abu Dhabi Commercial Bank (PJSC)	1,552,586	656,254
Abu Dhabi National Hotels	832,200	860,986
Air Arabia	3,792,100	947,613
Ajman Bank (PJSC)(1)	1,582,800	386,617
Aldar Properties (PJSC)	1,162,500	1,537,305
Arabtec Holding Co.(1)	2,043,900	1,463,998
Aramex (PJSC)(1)	2,882,464	1,231,862
Dana Gas(1)	7,928,000	2,024,471
DP World, Ltd.	6,073,940	2,582,220
Dubai Financial Market	2,909,600	1,481,769
Dubai Investments (PJSC)	1,127,768	306,038
Dubai Islamic Bank	750,000	471,706
Emaar Properties (PJSC)(1)	3,285,700	3,424,931
Emirates NBD (PJSC)	297,000	236,919
First Gulf Bank (PJSC)	244,400	1,066,907
Gulf Navigation Holding	3,460,300	557,252
Islamic Arabic Insurance Co.(1)	1,335,600	315,498
National Bank of Abu Dhabi (PJSC)	349,000	1,184,676
National Central Cooling Co. (Tabreed)(1)	2,150,000	471,095
Ras Al Khaimah Cement Co.	965,600	264,528
Ras Al Khaimah Co.(1)	1,319,300	337,642
Ras Al Khaimah Properties (PJSC)	2,126,400	341,502
Sorouh Real Estate Co.	733,300	509,047
Takaful Al Emarat Insurance Co.(1)	575,600	186,995
Union National Bank	174,790	151,637
Union Properties (PJSC)(1)	1,288,350	236,028
Waha Capital (PJSC)	1,717,400	428,001

		$25,413,959

Vietnam — 0.4%

Development Investment Construction Corp.	120,000	$490,419
FPT Corp.	221,900	943,127
PetroVietnam Drilling and Well Services JSC(1)	95,346	346,762
PetroVietnam Fertilizer and Chemical JSC	147,340	269,836
Pha Lai Thermal Power JSC(1)	99,500	101,221
Saigon Securities, Inc.	198,960	904,736
Song Da Urban & Industrial Zone Investment and Development JSC	154,280	664,770
Tan Tao Investment Industry Co.(1)	189,750	356,246
Vietnam Dairy Products JSC	212,990	858,929
Vincom JSC	234,242	1,186,701
Vinh Son - Song Hinh Hydropower JSC	177,150	159,362

		$6,282,109

Total Common Stocks
(identified cost $1,130,558,886)		$1,679,400,386

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Convertible Bonds — 0.0%

	Principal
Security	Amount	Value

Oman — 0.0%

Bank Muscat SAOG, 7.00%, 3/20/14	OMR 22,360	$52,742

Total Convertible Bonds
(identified cost $0)		$52,742

Equity-Linked Securities — 0.8%(7)

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Al Rajhi Bank (HSBC Bank plc)(4)	4/30/12	60,200	$1,145,561
Alinma Bank (HSBC Bank plc)(1)(4)	6/4/12	102,800	347,387
Almarai Co., Ltd. (HSBC Bank plc)(4)	3/27/12	9,200	403,794
Arab National Bank (HSBC Bank plc)(4)	6/4/12	26,300	296,952
Bank Albilad (HSBC Bank plc)(1)(4)	9/21/12	59,100	328,918
Banque Saudi Fransi (HSBC Bank plc)(4)	4/30/12	23,300	253,449
Dar Al Arkan Real Estate Development (HSBC Bank plc)(1)(4)	8/13/12	70,500	263,614
Etihad Etisalat Co. (HSBC Bank plc)(4)	4/2/12	73,100	844,857
Fawaz Abdulaziz Alhokair Co. (HSBC Bank plc)(1)(4)	4/4/12	21,500	211,802
Fitahi Holding Group (HSBC Bank plc)(1)(4)	11/26/12	52,000	204,836
Jarir Marketing Co. (HSBC Bank plc)(4)	6/4/12	7,600	271,262
Mobile Telecommunications Co. (HSBC Bank plc)(1)(4)	6/4/12	115,000	311,966
Mohammad Al-Mojil Group (HSBC Bank plc)(4)	1/7/13	38,000	242,894
National Industrialization Co. (HSBC Bank plc)(4)	5/14/12	72,300	540,688
Rabigh Refining and Petrochemicals Co. (HSBC Bank plc)(1)(4)	4/2/12	28,700	272,017
Riyad Bank (HSBC Bank plc)(4)	6/11/12	68,500	490,354
Samba Financial Group (HSBC Bank plc)(4)	4/30/12	45,000	604,370
Saudi Arabian Amiantit Co. (HSBC Bank plc)(4)	6/25/12	32,700	201,172
Saudi Arabian Fertilizer Co. (HSBC Bank plc)(4)	6/4/12	10,600	342,660
Saudi Basic Industries Corp. (HSBC Bank plc)(4)	3/26/12	56,800	1,243,656
Saudi British Bank (HSBC Bank plc)(4)	10/2/12	20,500	238,023
Saudi Cable Co. (HSBC Bank plc)(1)(4)	9/21/12	27,500	180,179
Saudi Chemical Co. (HSBC Bank plc)(1)(4)	11/26/12	28,700	316,397
Saudi Electricity Co. (HSBC Bank plc)(4)	6/25/12	172,700	519,145
Saudi Industrial Investment Group, (HSBC Bank plc)(1)(4)	6/11/12	49,800	288,447
Saudi International Petrochemicals Co. (HSBC Bank plc)(4)	9/21/12	61,700	390,684
Saudi Kayan Petrochemical Co. (HSBC Bank plc)(1)(4)	6/4/12	77,300	375,597
Saudi Pharmaceutical Industries and Medical Appliances Corp. (HSBC Bank plc)(4)	11/26/12	25,300	234,765
Saudi Telecom Co. (HSBC Bank plc)(4)	5/21/12	60,900	716,845
Savola (HSBC Bank plc)(4)	4/20/12	90,600	728,270
Yanbu National Petrochemicals Co. (HSBC Bank plc)(1)(4)	1/7/13	22,500	200,360

Total Equity-Linked Securities
(identified cost $12,698,690)			$13,010,921

Investment Funds — 0.4%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,974,633	$6,756,876
Vietnam Growth Fund, Ltd.(1)	17,646	158,814

Total Investment Funds
(identified cost $11,254,661)		$6,915,690

Rights(1) — 0.0%

Security	Shares	Value

First Gen Corp., Exp. 1/14/10	500,460	$29,229
JBS SA, Exp 1/29/10	236	0
KIWOOM Securities Co., Ltd., Exp. 1/6/10	911	9,935
Polski Koncern Miesny Duda SA	48,000	0
Six of October Development & Investment Co., Exp. 1/20/10	4,701	8,571
Song Da Urban & Industrial Zone Investment and Development JSC, Exp. 1/12/10	38,570	146,146
Standard Chartered Bank of Ghana, Ltd.	3,253	2,272

Total Rights (identified cost $0)		$196,153

Warrants(1) — 0.0%

Security	Shares	Value

Bangkok Land PCL, Exp. 5/2/13, strike THB 1.10	1,565,465	$7,043
Media Prima Bhd, Exp. 11/26/14, strike 1.80 MYR	6,922	0
Megaworld Corp., Exp. 12/14/14, strike 1.00 PHP	1,712,000	21,849

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Ticon Industrial Connection PCL, Exp. 1/31/14, strike THB 20.00	63,800	$1,397
Ticon Industrial Connection PCL, Exp. 5/20/11, strike THB 8.00	31,900	2,832

Total Warrants (identified cost $0)		$33,121

Short-Term Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value

State Street Bank & Trust Repurchase Agreement, dated 12/31/09, with a maturity date of 1/4/10, an interest rate of 0.01% and repurchase proceeds of $4,631,005; collateralized by $4,631,000 Federal Home Loan Bank, 4.375% due 9/17/10 and a market value of $4,728,164	$4,631	$4,631,000

Total Short-Term Investments
(identified cost $4,631,000)		$4,631,000

Total Investments — 100.0%
(identified cost $1,159,143,237)		$1,704,240,013

Other Assets, Less Liabilities — 0.0%		$86,365

Net Assets — 100.0%		$1,704,326,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Ltd.

PFC Shares - Preference Shares

MYR - Malaysian Ringgit

OMR - Omani Rial

PHP - Philippine Peso

THB - Thailand Baht

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities is $15,582,471 or 0.9% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security acquired in a delayed delivery transaction.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	16.2%	$275,657,014
New Taiwan Dollar	6.3	107,967,374
South Korean Won	6.2	106,181,391
Mexican Peso	6.1	103,588,982
South African Rand	5.8	99,498,439
Brazilian Real	5.8	98,345,380
Hong Kong Dollar	5.7	98,012,864
Indian Rupee	5.2	88,712,876
Indonesian Rupiah	3.6	61,818,923
New Turkish Lira	3.3	55,951,794
Polish Zloty	3.0	50,182,233
Malaysian Ringgit	2.9	50,037,918
Thailand Baht	2.9	49,526,112
Chilean Peso	2.0	33,937,272
Israeli Shekel	1.8	30,581,630
Philippine Peso	1.6	26,926,348
Hungarian Forint	1.6	26,483,645
Qatari Riyal	1.5	25,991,545
Euro	1.5	24,920,878
Moroccan Dirham	1.4	24,361,392
Kuwaiti Dinar	1.4	24,157,822
Egyptian Pound	1.4	23,953,139
United Arab Emirates Dirham	1.3	22,831,739
Czech Koruna	1.3	22,047,798
Romanian Leu	1.0	16,695,046
Other currency, less than 1% each	9.2	155,870,459

Total Investments	100.0%	$1,704,240,013

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	24.3%	$413,343,830
Materials	12.1	206,562,875
Telecommunication Services	10.5	179,159,071
Industrials	10.3	174,619,503
Energy	10.1	171,947,599
Consumer Staples	8.2	140,188,880
Consumer Discretionary	6.7	114,783,791
Information Technology	6.6	112,580,993
Diversified	3.9	66,476,483
Utilities	3.8	65,414,439
Health Care	2.8	47,333,843
Investment Funds	0.4	6,915,690
Other	0.3	4,913,016

Total Investments	100.0%	$1,704,240,013

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2009

Assets

Investments, at value (identified cost, $1,159,143,237)	$1,704,240,013
Cash	624
Foreign currency, at value (identified cost, $1,628,732)	1,620,356
Dividends and interest receivable	750,153
Receivable for investments sold	22,207
Receivable for Fund shares sold	6,152,150
Tax reclaims receivable	35,352

Total assets	$1,712,820,855

Liabilities

Payable for investments purchased	$3,532,057
Payable for delayed delivery transactions	23,145
Payable for Fund shares redeemed	1,981,011
Distributions payable	1,541
Payable to affiliates:
Investment adviser fee	639,317
Administration fee	710,352
Accrued foreign capital gains taxes	1,607,054

Total liabilities	$8,494,477

Net Assets	$1,704,326,378

Sources of Net Assets

Paid-in capital	$1,282,974,767
Accumulated net realized loss	(109,010,046)
Accumulated distributions in excess of net investment income	(13,125,669)
Net unrealized appreciation	543,487,326

Total	$1,704,326,378

Class I Shares

Net Assets	$1,704,326,378
Shares Outstanding	40,409,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$42.18

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

Statement of Operations

For the Six Months Ended
December 31, 2009

Investment Income

Dividends (net of foreign taxes, $1,603,540)	$13,757,038
Interest	2,115

Total investment income	$13,759,153

Expenses

Investment adviser fee	$3,467,908
Administration fee	3,853,230

Total expenses	$7,321,138

Net investment income	$6,438,015

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investments transactions (net of foreign capital gains taxes of $37,992)	$(13,045,531)
Foreign currency transactions	(176,247)

Net realized loss	$(13,221,778)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $998,420)	$374,353,935
Foreign currency	(106,940)

Net change in unrealized appreciation (depreciation)	$374,246,995

Net realized and unrealized gain	$361,025,217

Net increase in net assets from operations	$367,463,232

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	December 31, 2009	Year Ended
in Net Assets	(Unaudited)	June 30, 2009

From operations —
Net investment income	$6,438,015	$24,556,055
Net realized loss from investment and foreign currency transactions	(13,221,778)	(96,497,886)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	374,246,995	(346,337,585)

Net increase (decrease) in net assets from operations	$367,463,232	$(418,279,416)

Distributions to shareholders —
From net investment income	$(17,000,953)	$(24,564,198)

Total distributions to shareholders	$(17,000,953)	$(24,564,198)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$211,580,866	$518,219,403
Net asset value of shares issued to shareholders in payment of distributions declared	11,127,475	16,340,953
Cost of shares redeemed	(124,174,210)	(300,104,714)
Redemption fees	1,978,069	5,540,007

Net increase in net assets from Fund share transactions	$100,512,200	$239,995,649

Net increase (decrease) in net assets	$450,974,479	$(202,847,965)

Net Assets

At beginning of period	$1,253,351,899	$1,456,199,864

At end of period	$1,704,326,378	$1,253,351,899

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(13,125,669)	$(2,562,731)

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended June 30,
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$33.060		$47.940	$47.670	$31.600	$23.880	$17.340

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.731	$0.857	$0.700	$0.550	$0.420
Net realized and unrealized gain (loss)	9.329		(15.029)	0.953	16.070	7.810	6.350

Total income (loss) from operations	$9.494		$(14.298)	$1.810	$16.770	$8.360	$6.770

Less Distributions

From net investment income	$(0.425)		$(0.747)	$(0.933)	$(0.750)	$(0.660)	$(0.280)
From net realized gain	—		—	(0.728)	—	—	—

Total distributions	$(0.425)		$(0.747)	$(1.661)	$(0.750)	$(0.660)	$(0.280)

Purchase and redemption fees(1)	$0.051		$0.165	$0.121	$0.050	$0.020	$0.050

Net asset value — End of period	$42.180		$33.060	$47.940	$47.670	$31.600	$23.880

Total Return(2)	28.87	%(3)	(29.00)%	3.71%	53.79%	35.35%	39.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,704,326		$1,253,352	$1,456,200	$1,168,050	$557,634	$298,055
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(4)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.83	%(4)	2.37%	1.68%	1.80%	1.84%	1.99%
Portfolio Turnover	6	%(3)	14%	4%	6%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $6,576,373 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2017.

Additionally, at June 30, 2009, the Fund had a net currency loss of $745,766 and a net capital loss of $86,877,857 attributable to foreign currency and security transactions, respectively, incurred after October 31, 2008. These losses are treated as arising on the first day of the Fund’s taxable year ending June 30, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

J  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund’s investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2009, the investment adviser fee amounted to $3,467,908. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2009, the administration fee amounted to $3,853,230. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees’ fees incurred by the Fund for the six months ended December 31, 2009 were paid by EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $195,176,774 and $95,011,279, respectively, for the six months ended December 31, 2009.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

Sales	5,338,123	17,570,464
Issued to shareholders electing to receive payments of distributions in Fund shares	264,499	645,377
Redemptions	(3,107,609)	(10,676,420)

Net increase	2,495,013	7,539,421

For the six months ended December 31, 2009 and the year ended June 30, 2009, the Fund received $1,978,069 and $5,540,007, respectively, in redemption fees.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,167,627,036

Gross unrealized appreciation	$621,642,396
Gross unrealized depreciation	(85,029,419)

Net unrealized appreciation	$536,612,977

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended December 31, 2009.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$59,603,278	$561,519,314		$0	$621,122,592
Emerging Europe	37,987,610	313,719,214		—	351,706,824
Latin America	320,035,593	97,208		0	320,132,801
Middle East/Africa	85,406,686	301,031,483		—	386,438,169

Total Common Stocks	$503,033,167	$1,176,367,219	*	$0	$1,679,400,386
Convertible Bonds	—	52,742		—	52,742
Equity-Linked Securities	—	13,010,921		—	13,010,921
Investment Funds	—	6,915,690		—	6,915,690
Rights	—	196,153		—	196,153
Warrants	33,121	—		—	33,121
Short-Term Investments	—	4,631,000		—	4,631,000

Total Investments	$503,066,288	$1,201,173,725		$0	$1,704,240,013

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(110,371)
Net purchases (sales)	0
Accrued discount (premium)	—
Net transfers to (from) Level 3	110,371

Balance as of December 31, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2009*	$(110,371)

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at December 31, 2009 and June 30, 2009 were valued at $0.

10   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended December 31, 2009, events and transactions subsequent to December 31, 2009 through February 16, 2010, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreement with Parametric Portfolio Associates, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund

OFFICERS AND TRUSTEES

Officers
Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Tax-Managed Emerging Markets Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Tax-Managed Emerging Markets Fund
Parametric Portfolio Associates, LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2050-2/10	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 9, 2010

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 9, 2010